UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Wealth Builder Fund

May 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of May 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2022 to May 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

Delaware Wealth Builder Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period 12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$ 980.40	1.05%	$5.18
Class C	1,000.00	977.20	1.81%	8.92
Class R	1,000.00	979.50	1.31%	6.47
Institutional Class	1,000.00	982.30	0.81%	4.00
Class R6**	1,000.00	992.40	0.72%	1.81
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.70	1.05%	$5.29
Class C	1,000.00	1,015.91	1.81%	9.10
Class R	1,000.00	1,018.40	1.31%	6.59
Institutional Class	1,000.00	1,020.89	0.81%	4.08
Class R6	1,000.00	1,010.79	0.72%	1.82

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**The Class R6 shares commenced operations on February 28, 2023. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the actual days since inception).

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations and top 10 equity holdings

Delaware Wealth Builder Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.08%
Agency Commercial Mortgage-Backed Security	0.01%
Agency Mortgage-Backed Securities	4.54%
Collateralized Debt Obligations	0.56%
Convertible Bonds	7.24%
Corporate Bonds	12.33%
Automotive	0.30%
Banking	1.12%
Basic Industry	0.60%
Brokerage	0.07%
Capital Goods	0.59%
Communications	0.67%
Consumer Cyclical	0.20%
Consumer Goods	0.16%
Consumer Non-Cyclical	0.52%
Electric	0.84%
Energy	1.54%
Finance Companies	0.35%
Financial Services	0.15%
Financials	0.05%
Government Agency	0.39%
Healthcare	0.41%
Industrials	0.02%
Insurance	0.84%
Leisure	0.48%
Media	0.58%
Natural Gas	0.12%
Real Estate Investment Trusts	0.05%
Retail	0.38%
Services	0.46%
Technology	0.26%
Technology & Electronics	0.26%
Telecommunications	0.54%
Transportation	0.34%
Utilities	0.04%
Municipal Bonds	0.05%

Security type / sector allocations and top 10 equity holdings

Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
Non-Agency Asset-Backed Securities	0.34%
Non-Agency Collateralized Mortgage Obligations	0.13%
Non-Agency Commercial Mortgage-Backed Securities	1.50%
Sovereign Bonds	1.86%
Supranational Banks	0.14%
US Treasury Obligations	2.84%
Common Stocks	57.04%
Communication Services	2.34%
Consumer Discretionary	7.54%
Consumer Staples	5.03%
Energy	3.78%
Financials	7.41%
Healthcare	8.11%
Industrials	3.95%
Information Technology	14.58%
Materials	1.02%
Real Estate	0.00%
REIT Diversified	0.24%
REIT Healthcare	0.06%
REIT Hotel	0.15%
REIT Industrial	0.43%
REIT Mall	0.16%
REIT Manufactured Housing	0.05%
REIT Multifamily	0.80%
REIT Office	0.05%
REIT Self-Storage	0.29%
REIT Shopping Center	0.27%
REIT Single Tenant	0.12%
REIT Specialty	0.17%
Utilities	0.49%
Convertible Preferred Stock	1.07%
Preferred Stock	0.14%
Exchange-Traded Funds	8.21%
Leveraged Non-Recourse Security	0.00%
Short-Term Investments	1.60%
Total Value of Securities	99.68%
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	2.92%
Microsoft	2.51%
NVIDIA	1.31%
Johnson & Johnson	1.27%
Broadcom	1.26%
Merck & Co.	1.16%
Sc Hixson	1.13%
TJX	1.01%
Lowe’s	1.01%
Cisco Systems	0.99%

Schedule of investments

Delaware Wealth Builder Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.08%
Fannie Mae REMIC
Series 2013-44 DI 3.00% 5/25/33 Σ	239,467	$20,549
Freddie Mac REMIC
Series 5092 WG 1.00% 4/25/31	213,465	186,158
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M1 144A 5.673% (SOFR + 0.70%) 12/25/33 #, •	33,588	33,422
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	407,731
Series 2017-10 KZ 3.00% 1/20/47	1,209	1,104
Total Agency Collateralized Mortgage Obligations (cost $743,165)		648,964

Agency Commercial Mortgage-Backed Security — 0.01%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	100,000	97,206
Total Agency Commercial Mortgage-Backed Security (cost $108,828)		97,206

Agency Mortgage-Backed Securities — 4.54%
Fannie Mae
3.50% 10/1/42	344,106	322,362
4.50% 2/1/44	91,810	91,082
Fannie Mae S.F. 15 yr
2.00% 2/1/36	264,822	237,380
2.00% 4/1/36	451,135	404,232
4.50% 9/1/37	90,967	89,665
Fannie Mae S.F. 20 yr
2.00% 3/1/41	98,723	84,133
2.00% 5/1/41	830,432	714,124
2.50% 1/1/41	47,523	42,114
2.50% 7/1/41	315,933	278,148
4.00% 8/1/42	509,114	486,880
4.00% 9/1/42	587,826	562,155
Fannie Mae S.F. 30 yr
2.00% 12/1/50	132,630	109,663
2.00% 1/1/51	36,089	30,042
2.00% 2/1/51	935,470	778,596
2.00% 3/1/51	495,604	409,430

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/51	824,560	$687,445
2.00% 1/1/52	75,471	62,645
2.50% 1/1/43	17,483	15,213
2.50% 8/1/50	600,084	519,927
2.50% 9/1/50	83,617	72,105
2.50% 11/1/50	388,504	333,825
2.50% 1/1/51	266,376	231,610
2.50% 5/1/51	56,710	48,654
2.50% 6/1/51	28,576	24,742
2.50% 7/1/51	51,002	43,903
2.50% 8/1/51	630,170	543,681
2.50% 11/1/51	105,890	90,659
2.50% 2/1/52	1,479,930	1,271,687
2.50% 4/1/52	406,405	348,642
3.00% 1/1/47	169,360	154,149
3.00% 11/1/48	9,310	8,434
3.00% 11/1/49	273,208	248,143
3.00% 3/1/50	384,957	344,914
3.00% 7/1/50	213,832	192,147
3.00% 8/1/50	283,909	253,618
3.00% 7/1/51	150,278	134,573
3.00% 8/1/51	69,245	61,875
3.50% 1/1/46	126,053	118,952
3.50% 7/1/47	203,365	191,868
3.50% 2/1/48	48,396	45,149
3.50% 11/1/48	247,085	229,602
3.50% 11/1/49	511,869	475,051
3.50% 12/1/49	145,993	136,342
3.50% 3/1/50	10,556	9,899
3.50% 7/1/50	354,785	332,048
3.50% 8/1/50	931,261	865,891
3.50% 9/1/50	601,158	563,761
3.50% 6/1/51	644,912	594,716
3.50% 1/1/52	383,530	353,010
3.50% 5/1/52	283,716	262,970
3.50% 9/1/52	203,194	186,778
4.00% 3/1/47	196,535	188,102
4.00% 4/1/47	7,308	7,049
4.00% 6/1/48	85,716	82,303
4.00% 9/1/48	3,641	3,482
4.00% 10/1/48	308,738	297,559

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/49	6,771	$6,530
4.00% 5/1/51	455,779	435,671
4.00% 6/1/52	485,058	458,448
4.00% 9/1/52	158,106	149,367
4.50% 10/1/45	133,021	132,292
4.50% 11/1/47	82,519	81,370
4.50% 4/1/48	318,096	314,386
4.50% 7/1/48	247,441	243,827
4.50% 9/1/48	366,223	359,549
4.50% 1/1/49	13,890	13,676
4.50% 5/1/49	138,048	135,391
4.50% 1/1/50	1,514,666	1,506,251
4.50% 4/1/50	212,222	209,161
4.50% 9/1/52	144,813	140,341
4.50% 2/1/53	1,911,839	1,851,666
5.00% 7/1/47	782,429	789,538
5.00% 7/1/49	82,144	82,145
5.00% 8/1/49	622,178	624,215
5.00% 6/1/52	382,648	377,283
5.00% 9/1/52	108,819	107,192
5.00% 10/1/52	679,762	671,740
5.50% 5/1/44	1,362,070	1,402,773
5.50% 8/1/52	1,208,252	1,209,311
5.50% 10/1/52	277,612	278,979
5.50% 3/1/53	260,669	261,012
6.00% 1/1/42	786,000	818,167
6.00% 6/1/53	648,000	655,534
6.50% 11/1/33	64,787	66,314
6.50% 6/1/36	12,019	12,302
7.00% 3/1/32	88,028	87,903
7.00% 8/1/32	75,211	74,656
Freddie Mac S.F. 15 yr
2.00% 12/1/35	144,525	130,218
3.00% 3/1/35	542,682	512,616
4.50% 9/1/37	471,226	464,999
Freddie Mac S.F. 20 yr
2.00% 3/1/41	113,446	97,760
2.50% 9/1/41	181,163	159,776
3.00% 9/1/40	181,842	167,307
3.50% 9/1/35	157,169	150,052
3.50% 5/1/42	140,769	131,072

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 9/1/51	165,815	$137,133
2.00% 3/1/52	7,525	6,190
2.50% 11/1/50	200,334	172,757
2.50% 12/1/51	565,954	487,938
3.00% 11/1/46	949,012	861,300
3.00% 7/1/50	320,758	286,187
3.00% 8/1/50	137,465	123,977
3.00% 12/1/50	385,489	346,271
3.00% 8/1/51	715,014	639,604
3.00% 1/1/52	120,303	106,934
3.50% 8/1/49	475,240	441,207
3.50% 4/1/52	26,908	24,855
3.50% 6/1/52	23,031	21,225
4.00% 10/1/47	22,226	21,087
4.00% 8/1/52	450,423	427,533
4.00% 9/1/52	606,057	573,404
4.50% 8/1/48	68,609	67,688
4.50% 1/1/49	86,121	84,722
4.50% 8/1/49	21,265	21,000
4.50% 10/1/52	697,344	675,423
5.50% 9/1/41	20,422	21,085
5.50% 9/1/52	730,544	746,366
5.50% 10/1/52	644,506	644,277
5.50% 3/1/53	314,182	318,203
5.50% 6/1/53	375,000	374,760
6.00% 1/1/53	374,946	384,611
GNMA I S.F. 30 yr
3.00%8/15/45	791,277	724,894
GNMA II S.F. 30 yr
3.00% 12/20/51	111,591	100,414
3.00% 1/20/52	163,188	147,120
5.50% 5/20/37	7,664	7,928
6.50% 6/20/39	11,901	12,495
Total Agency Mortgage-Backed Securities (cost $43,085,625)		39,656,507

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations — 0.56%
Bavarian Sky UK 5
Series 2014-1A A1A2 144A 6.45% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #, •	250,000	$240,759
Cedar Funding IX CLO
Series 2018-9A A1 144A 6.23% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	500,000	494,872
Galaxy XXI CLO
Series 2015-21A AR 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •	600,000	591,143
Neuberger Berman Loan Advisers CLO 36
Series 2020-36A A1R 144A 6.50% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #, •	250,000	246,396
Octagon Investment Partners 33
Series 2017-1A A1 144A 6.44% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	248,183
Octagon Investment Partners 34
Series 2017-1A A1 144A 6.39% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	992,131
Octagon Investment Partners 48
Series 2020-3A AR 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	550,000	538,484
Signal Peak CLO 5
Series 2018-5A A 144A 6.365% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	250,000	247,155
Sound Point Clo XXI
Series 2018-3A A1A 144A 6.448% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	500,000	490,881
Venture 34 CLO
Series 2018-34A A 144A 6.49% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	550,000	542,566
Venture 42 CLO
Series 2021-42A A1A 144A 6.39% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	250,000	242,909
Total Collateralized Debt Obligations
(cost $4,931,455)		4,875,479

Convertible Bonds — 7.24%
Basic Industry — 0.12%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	843,000	996,472
		996,472

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Brokerage — 0.10%
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	850,000	$875,500
		875,500
Capital Goods — 0.36%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	725,000	1,410,125
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,839,000	1,734,177
		3,144,302
Communications — 0.79%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	2,700,000	2,023,650
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	2,817,000	1,278,355
Liberty Broadband 3.125% exercise price $529.07, maturity date 3/31/53	2,955,000	2,813,160
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	853,000	795,849
		6,911,014
Consumer Cyclical — 0.47%
Cheesecake Factory 0.375% exercise price $75.97, maturity date 6/15/26	3,009,000	2,501,231
Ford Motor 0.885% exercise price $15.65, maturity date 3/15/26 ^	1,636,000	1,603,280
		4,104,511
Consumer Non-Cyclical — 2.28%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	1,376,000	1,373,386
Chefs’ Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	2,587,000	2,613,541
Chegg 4.581% exercise price $107.55, maturity date 9/1/26 ^	2,846,000	2,148,730
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	2,828,000	1,747,019
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	2,212,000	2,351,356
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	376,000	427,888
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	2,277,000	2,057,269

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	1,763,000	$1,667,093
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	983,000	1,018,634
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	377,000	503,295
Pacira BioSciences 0.75% exercise price $71.77, maturity date 8/1/25	2,265,000	2,069,644
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	2,262,000	1,953,915
		19,931,770
Electric — 0.77%
Duke Energy 144A 4.125% exercise price $118.86, maturity date 4/15/26 #	1,610,000	1,597,925
FirstEnergy 144A 4.00% exercise price $46.81, maturity date 5/1/26 #	1,180,000	1,181,770
NextEra Energy Partners 144A 1.002% exercise price $75.33, maturity date 11/15/25 #, ∧	819,000	771,089
NRG Energy 2.75% exercise price $43.01, maturity date 6/1/48	1,535,000	1,577,980
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	1,432,000	1,614,580
		6,743,344
Energy — 0.27%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,933,000	2,335,064
		2,335,064
Financials — 0.51%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	1,118,000	2,081,157
Repay Holdings 144A 3.768% exercise price $33.60, maturity date 2/1/26 #, ∧	2,936,000	2,366,817
		4,447,974
Industrials — 0.02%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	428,000	188,855
		188,855

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Real Estate Investment Trusts — 0.20%
Summit Hotel Properties 1.50% exercise price $11.72, maturity date 2/15/26	2,030,000	$1,749,657
		1,749,657
Technology — 1.13%
Block 0.125% exercise price $121.00, maturity date 3/1/25	927,000	859,793
InterDigital 144A 3.50% exercise price $77.50, maturity date 6/1/27 #	2,662,000	3,267,605
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	1,085,000	2,579,587
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	1,599,000	1,388,731
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	2,372,000	1,717,328
		9,813,044
Transportation — 0.22%
Spirit Airlines 1.00% exercise price $42.35, maturity date 5/15/26	2,436,000	1,928,094
		1,928,094
Total Convertible Bonds
(cost $64,216,433)		63,169,601

Corporate Bonds — 12.33%
Automotive — 0.30%
Allison Transmission
144A 3.75% 1/30/31 #	340,000	287,394
144A 5.875% 6/1/29 #	1,000,000	965,866
Ford Motor 4.75% 1/15/43	210,000	155,376
Ford Motor Credit
3.375% 11/13/25	240,000	221,580
4.542% 8/1/26	750,000	702,505
Goodyear Tire & Rubber 5.25% 7/15/31	365,000	317,897
		2,650,618
Banking — 1.12%
Banco Continental 144A 2.75% 12/10/25 #	400,000	362,898

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
1.922% 10/24/31 μ	560,000	$442,726
2.482% 9/21/36 μ	535,000	406,468
2.884% 10/22/30 μ	20,000	17,244
3.194% 7/23/30 μ	55,000	48,562
5.288% 4/25/34 μ	240,000	238,619
6.204% 11/10/28 μ	280,000	289,838
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	20,000	19,635
BBVA Bancomer 144A 1.875% 9/18/25 #	400,000	370,280
Citigroup 5.61% 9/29/26 μ	575,000	579,476
Citizens Bank 6.064% 10/24/25 μ	790,000	741,909
Citizens Financial Group 2.85% 7/27/26	345,000	295,947
Deutsche Bank
2.222% 9/18/24 μ	300,000	294,245
6.72% 1/18/29 μ	150,000	150,767
Goldman Sachs Group
1.542% 9/10/27 μ	638,000	563,083
2.60% 2/7/30	70,000	60,031
3.102% 2/24/33 μ	20,000	16,971
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	31,588
1.953% 2/4/32 μ	140,000	111,564
2.58% 4/22/32 μ	435,000	362,383
3.109% 4/22/51 μ	30,000	20,768
4.023% 12/5/24 μ	75,000	74,346
4.08% 4/26/26 μ	170,000	166,470
KeyBank
3.40% 5/20/26	500,000	427,293
5.85% 11/15/27	30,000	27,864
KeyCorp 4.789% 6/1/33 μ	2,000	1,730
Morgan Stanley
1.794% 2/13/32 μ	315,000	245,163
1.928% 4/28/32 μ	15,000	11,723
2.484% 9/16/36 μ	256,000	193,432
2.511% 10/20/32 μ	40,000	32,492
5.123% 2/1/29 μ	15,000	14,934
5.25% 4/21/34 μ	20,000	19,871
6.138% 10/16/26 μ	155,000	158,433
6.296% 10/18/28 μ	249,000	258,944
6.342% 10/18/33 μ	50,000	53,591

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
NBK SPC 144A 1.625% 9/15/27 #, μ	405,000	$363,413
PNC Bank 3.875% 4/10/25	250,000	239,906
PNC Financial Services Group
2.60% 7/23/26	355,000	329,996
5.671% 10/28/25 μ	345,000	344,657
Popular 7.25% 3/13/28	10,000	9,919
State Street
5.751% 11/4/26 μ	15,000	15,186
5.82% 11/4/28 μ	10,000	10,300
SVB Financial Group
1.80% 10/28/26 ‡	51,000	35,483
1.80% 2/2/31 ‡	60,000	37,740
4.00% 5/15/26 ‡, ψ	680,000	52,292
4.57% 4/29/33 ‡	22,000	15,203
Toronto-Dominion Bank 4.108% 6/8/27	26,000	25,035
Truist Bank 2.636% 9/17/29 μ	533,000	493,106
Truist Financial
1.887% 6/7/29 μ	75,000	62,372
4.95% 9/1/25 μ, ψ	85,000	79,050
6.123% 10/28/33 μ	10,000	10,241
US Bancorp
2.491% 11/3/36 μ	65,000	48,078
3.00% 7/30/29	150,000	128,322
3.10% 4/27/26	210,000	194,158
3.375% 2/5/24	60,000	59,020
4.839% 2/1/34 μ	10,000	9,388
5.727% 10/21/26 μ	59,000	58,686
		9,732,839
Basic Industry — 0.60%
AngloGold Ashanti Holdings 3.75% 10/1/30	400,000	342,612
Avient 144A 5.75% 5/15/25 #	312,000	310,829
Celanese US Holdings
6.05% 3/15/25	380,000	381,719
6.165% 7/15/27	50,000	50,375
Chemours 144A 5.75% 11/15/28 #	600,000	528,871
CP Atlas Buyer 144A 7.00% 12/1/28 #	190,000	139,386
First Quantum Minerals
144A 7.50% 4/1/25 #	635,000	634,346
144A 8.625% 6/1/31 #	425,000	419,687

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
FMG Resources August 2006 144A 5.875% 4/15/30 #	385,000	$363,758
Freeport-McMoRan 5.45% 3/15/43	310,000	281,410
Metinvest 8.50% 4/23/26	400,000	263,104
Newmont
2.25% 10/1/30	150,000	124,430
2.60% 7/15/32	100,000	82,194
2.80% 10/1/29	290,000	253,230
Novelis 144A 4.75% 1/30/30 #	560,000	497,501
Olin 5.00% 2/1/30	135,000	123,179
Sherwin-Williams
2.90% 3/15/52	235,000	147,093
3.30% 5/15/50	475,000	327,582
		5,271,306
Brokerage — 0.07%
Jefferies Financial Group
2.625% 10/15/31	355,000	276,716
4.15% 1/23/30	170,000	154,083
6.45% 6/8/27	90,000	93,227
6.50% 1/20/43	70,000	69,732
		593,758
Capital Goods — 0.59%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	155,676
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	605,000	475,272
Boeing 3.25% 2/1/28	285,000	262,798
Bombardier
144A 6.00% 2/15/28 #	350,000	323,249
144A 7.50% 2/1/29 #	100,000	97,215
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	190,000	164,541
Eaton 4.15% 3/15/33	110,000	105,229
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	410,000	406,814
144A 9.25% 4/15/27 #	150,000	137,045
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	135,000	119,129
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	255,000	225,994
Sealed Air 144A 5.00% 4/15/29 #	350,000	325,164

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Teledyne Technologies
0.95% 4/1/24	105,000	$100,991
2.25% 4/1/28	145,000	128,315
2.75% 4/1/31	840,000	712,174
TK Elevator US Newco 144A 5.25% 7/15/27 #	640,000	590,088
TransDigm 144A 6.25% 3/15/26 #	607,000	603,391
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	191,136
		5,124,221
Communications — 0.67%
AT&T
1.70% 3/25/26	215,000	196,608
3.50% 6/1/41	31,000	23,672
3.50% 9/15/53	735,000	510,680
4.35% 3/1/29	280,000	271,519
5.40% 2/15/34	60,000	60,178
Charter Communications Operating
3.85% 4/1/61	440,000	259,679
4.40% 12/1/61	290,000	188,568
4.50% 2/1/24	145,000	143,498
4.80% 3/1/50	240,000	175,904
5.05% 3/30/29	100,000	95,944
Comcast
2.80% 1/15/51	220,000	144,042
3.20% 7/15/36	552,000	456,398
5.25% 11/7/25	530,000	536,831
Crown Castle
1.05% 7/15/26	565,000	497,515
2.10% 4/1/31	210,000	169,339
CT Trust 144A 5.125% 2/3/32 #	400,000	315,587
Discovery Communications 4.00% 9/15/55	475,000	301,980
Millicom International Cellular 144A 4.50% 4/27/31 #	400,000	299,888
Sprint Spectrum 144A 4.738% 3/20/25 #	110,000	108,933
Time Warner Cable 7.30% 7/1/38	170,000	173,800
T-Mobile USA
3.00% 2/15/41	440,000	318,145
3.75% 4/15/27	130,000	123,535

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.10% 3/22/28	200,000	$176,614
2.875% 11/20/50	70,000	44,720
4.50% 8/10/33	134,000	126,681
Warnermedia Holdings
3.638% 3/15/25	105,000	101,655
4.279% 3/15/32	20,000	17,484
		5,839,397
Consumer Cyclical — 0.20%
Amazon.com 2.50% 6/3/50	15,000	9,769
Aptiv 3.10% 12/1/51	817,000	493,911
Ford Motor Credit 2.90% 2/16/28	610,000	516,024
General Motors Financial 5.85% 4/6/30	255,000	252,651
Lowe’s 4.25% 4/1/52	270,000	216,181
VICI Properties 4.95% 2/15/30	230,000	214,248
		1,702,784
Consumer Goods — 0.16%
Energizer Holdings 144A 4.375% 3/31/29 #	135,000	115,830
Pilgrim’s Pride 4.25% 4/15/31	665,000	568,609
Post Holdings
144A 5.50% 12/15/29 #	568,000	528,622
144A 5.625% 1/15/28 #	160,000	154,463
		1,367,524
Consumer Non-Cyclical — 0.52%
AbbVie 2.95% 11/21/26	190,000	179,283
Amgen
5.15% 3/2/28	300,000	302,591
5.25% 3/2/30	10,000	10,081
5.25% 3/2/33	113,000	113,448
5.65% 3/2/53	5,000	5,005
Baxter International 3.132% 12/1/51	16,000	10,288
Bunge Limited Finance
1.63% 8/17/25	150,000	138,531
2.75% 5/14/31	565,000	473,787
Central American Bottling 144A 5.25% 4/27/29 #	400,000	372,360

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
1.875% 2/28/31	20,000	$15,980
2.70% 8/21/40	1,280,000	884,134
3.75% 4/1/30	55,000	50,624
4.78% 3/25/38	290,000	268,410
HCA 3.50% 7/15/51	55,000	37,054
InRetail Consumer 144A 3.25% 3/22/28 #	400,000	340,773
JBS USA LUX 144A 3.00% 2/2/29 #	300,000	253,218
MHP Lux 6.95% 4/3/26	400,000	207,000
Mondelez International 2.125% 3/17/24	125,000	121,799
Royalty Pharma
1.20% 9/2/25	655,000	592,232
1.75% 9/2/27	190,000	163,977
3.35% 9/2/51	15,000	9,536
		4,550,111
Electric — 0.84%
AEP Transmission 5.40% 3/15/53	5,000	5,091
Appalachian Power 4.50% 8/1/32	175,000	164,985
Atlantic City Electric 4.00% 10/15/28	75,000	72,566
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	138,009
Calpine
144A 4.50% 2/15/28 #	217,000	197,666
144A 5.00% 2/1/31 #	550,000	444,566
144A 5.25% 6/1/26 #	80,000	77,651
Duke Energy 4.875% 9/16/24 μ, ψ	570,000	549,240
Duke Energy Carolinas
3.95% 11/15/28	420,000	408,443
4.95% 1/15/33	25,000	25,108
Entergy Arkansas 4.20% 4/1/49	190,000	158,395
Entergy Louisiana
4.00% 3/15/33	90,000	82,728
4.05% 9/1/23	25,000	24,904
4.95% 1/15/45	20,000	18,519
Entergy Mississippi 2.85% 6/1/28	150,000	136,847
Entergy Texas 3.55% 9/30/49	300,000	220,667
Exelon
3.95% 6/15/25	35,000	34,125
5.30% 3/15/33	10,000	10,078
Nevada Power 5.90% 5/1/53	165,000	179,364

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	$70,657
3.00% 1/15/52	905,000	591,100
5.65% 5/1/79 μ	55,000	50,050
Pacific Gas and Electric
2.10% 8/1/27	30,000	25,987
2.50% 2/1/31	45,000	35,504
3.25% 6/1/31	25,000	20,732
3.30% 8/1/40	355,000	238,913
4.95% 7/1/50	43,000	33,536
PacifiCorp
2.70% 9/15/30	20,000	17,529
2.90% 6/15/52	425,000	278,782
3.30% 3/15/51	30,000	21,361
3.50% 6/15/29	255,000	238,371
5.35% 12/1/53	5,000	4,956
Southern 5.70% 10/15/32	170,000	175,333
Southern California Edison
3.45% 2/1/52	137,000	97,293
4.00% 4/1/47	355,000	279,289
4.20% 3/1/29	150,000	144,163
4.875% 3/1/49	165,000	147,657
Southwestern Electric Power 4.10% 9/15/28	165,000	158,042
UEP Penonome II 144A 6.50% 10/1/38 #	363,023	273,175
Vistra
144A 7.00% 12/15/26 #, μ, ψ	620,000	545,925
144A 8.00% 10/15/26 #, μ, ψ	265,000	246,960
Vistra Operations
144A 3.55% 7/15/24 #	120,000	116,171
144A 4.30% 7/15/29 #	215,000	192,036
144A 5.125% 5/13/25 #	415,000	405,568
		7,358,042
Energy —1.54%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	485,000	426,342
144A 7.00% 11/1/26 #	235,000	225,533
BP Capital Markets 4.875% 3/22/30 μ, ψ	85,000	77,509

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
2.721% 1/12/32	80,000	$68,245
2.939% 6/4/51	275,000	183,911
4.812% 2/13/33	10,000	9,894
Callon Petroleum
144A 7.50% 6/15/30 #	135,000	125,341
144A 8.00% 8/1/28 #	470,000	460,155
Canacol Energy 144A 5.75% 11/24/28 #	200,000	168,375
CNX Midstream Partners 144A 4.75% 4/15/30 #	190,000	157,567
CNX Resources 144A 6.00% 1/15/29 #	405,000	374,592
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	91,000	85,946
144A 6.00% 2/1/29 #	489,000	452,966
Diamondback Energy
3.125% 3/24/31	435,000	371,058
4.25% 3/15/52	69,000	52,192
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	184,760
Energy Transfer
5.25% 4/15/29	170,000	167,943
5.75% 2/15/33	3,000	3,011
6.25% 4/15/49	115,000	109,634
6.50% 11/15/26 μ, ψ	445,000	390,488
Enterprise Products Operating
3.20% 2/15/52	695,000	474,354
3.30% 2/15/53	40,000	27,892
5.35% 1/31/33	5,000	5,100
EQM Midstream Partners
144A 4.75% 1/15/31 #	680,000	584,668
6.50% 7/15/48	90,000	73,653
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	785,084	670,235
Genesis Energy
7.75% 2/1/28	850,000	817,945
8.00% 1/15/27	560,000	546,087
Hilcorp Energy I
144A 6.00% 4/15/30 #	400,000	361,019
144A 6.00% 2/1/31 #	55,000	49,158
144A 6.25% 4/15/32 #	213,000	190,775
Kinder Morgan 5.20% 6/1/33	15,000	14,494
Laredo Petroleum 144A 7.75% 7/31/29 #	325,000	272,285

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
1.75% 3/1/26	55,000	$50,160
4.00% 3/15/28	65,000	61,771
5.50% 2/15/49	55,000	49,115
Murphy Oil 6.375% 7/15/28	925,000	912,772
NuStar Logistics
5.625% 4/28/27	503,000	476,845
6.00% 6/1/26	157,000	152,571
ONEOK 7.50% 9/1/23	330,000	330,000
PDC Energy 5.75% 5/15/26	660,000	658,581
Southwestern Energy
5.375% 2/1/29	55,000	51,283
5.375% 3/15/30	255,000	234,656
Targa Resources Partners 5.00% 1/15/28	600,000	579,106
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	400,000	357,993
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	313,952
USA Compression Partners
6.875% 4/1/26	215,000	204,741
6.875% 9/1/27	398,000	373,193
Weatherford International 144A 8.625% 4/30/30 #	422,000	424,459
		13,414,325
Finance Companies — 0.35%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	130,139
3.65% 7/21/27	200,000	184,144
4.45% 4/3/26	645,000	618,616
Air Lease
2.875% 1/15/26	560,000	520,968
2.875% 1/15/32	300,000	241,168
3.00% 2/1/30	175,000	146,049
3.375% 7/1/25	15,000	14,235
4.125% 12/15/26 μ, ψ	10,000	6,175
5.85% 12/15/27	55,000	55,008
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	741,813
144A 3.50% 11/1/27 #	445,000	397,578
144A 6.25% 4/15/28 #	15,000	15,036
		3,070,929

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Financial Services — 0.15%
AerCap Holdings 5.875% 10/10/79 μ		185,000	$172,403
Air Lease 4.65% 6/15/26 μ, ψ		180,000	144,810
Castlelake Aviation Finance 144A 5.00% 4/15/27 #		505,000	447,238
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #		200,000	176,082
MSCI 144A 3.625% 11/1/31 #		485,000	405,450
			1,345,983
Financials — 0.05%
MAF Global Securities 7.875% 6/30/27 μ, ψ		400,000	405,472
			405,472
Government Agency — 0.39%
Banco Nacional de Panama 144A 2.50% 8/11/30 #		405,000	322,556
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	200,000,000	377,580
Georgian Railway JSC 4.00% 6/17/28		400,000	344,340
Hutama Karya Persero 144A 3.75% 5/11/30 #		600,000	555,082
OCP 144A 3.75% 6/23/31 #		400,000	329,295
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #		200,000	191,750
PTTEP Treasury Center 144A 2.587% 6/10/27 #		385,000	353,847
QazaqGaz NC JSC 144A 4.375% 9/26/27 #		960,000	893,796
			3,368,246
Healthcare — 0.41%
AthenaHealth Group 144A 6.50% 2/15/30 #		75,000	61,844
Bausch Health 144A 11.00% 9/30/28 #		256,000	193,920
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #		605,000	542,291
CHS 144A 4.75% 2/15/31 #		325,000	233,958
DaVita
144A 3.75% 2/15/31 #		190,000	151,011
144A 4.625% 6/1/30 #		470,000	403,147
HCA
5.375% 2/1/25		4,000	3,974
7.58% 9/15/25		214,000	221,409
Heartland Dental 144A 8.50% 5/1/26 #		495,000	437,189
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #		360,000	274,160
Organon & Co. 144A 5.125% 4/30/31 #		250,000	212,443
Tenet Healthcare
4.25% 6/1/29		235,000	211,289
6.125% 10/1/28		675,000	640,413
			3,587,048

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Industrials — 0.02%
CK Hutchison International 23 144A 4.875% 4/21/33 #	200,000	$201,133
		201,133
Insurance — 0.84%
American International Group 5.125% 3/27/33	230,000	225,564
Aon
2.90% 8/23/51	370,000	237,490
5.00% 9/12/32	755,000	753,838
Athene Global Funding 144A 1.00% 4/16/24 #	185,000	175,800
Athene Holding 3.95% 5/25/51	705,000	463,651
Berkshire Hathaway Finance 3.85% 3/15/52	945,000	772,039
Brighthouse Financial 3.85% 12/22/51	221,000	136,159
GA Global Funding Trust 144A 1.00% 4/8/24 #	835,000	788,494
HUB International 144A 5.625% 12/1/29 #	470,000	422,190
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	585,000	584,355
144A 10.50% 12/15/30 #	620,000	622,505
MetLife 6.40% 12/15/36	110,000	108,542
NFP
144A 6.875% 8/15/28 #	360,000	298,912
144A 7.50% 10/1/30 #	150,000	144,805
UnitedHealth Group
4.50% 4/15/33	465,000	456,550
5.05% 4/15/53	440,000	432,326
USI 144A 6.875% 5/1/25 #	758,000	748,526
		7,371,746
Leisure — 0.48%
Boyd Gaming
4.75% 12/1/27	505,000	479,065
144A 4.75% 6/15/31 #	135,000	120,186
Caesars Entertainment
144A 6.25% 7/1/25 #	138,000	137,708
144A 8.125% 7/1/27 #	342,000	348,813
Carnival
144A 5.75% 3/1/27 #	870,000	745,752
144A 7.625% 3/1/26 #	565,000	536,210
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,079,000	992,381
Scientific Games Holdings 144A 6.625% 3/1/30 #	505,000	444,486

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Scientific Games International 144A 7.25% 11/15/29 #	425,000	$422,949
		4,227,550
Media — 0.58%
AMC Networks 4.25% 2/15/29	390,000	222,842
CCO Holdings
144A 4.50% 8/15/30 #	445,000	366,721
4.50% 5/1/32	150,000	117,545
144A 5.375% 6/1/29 #	645,000	581,395
CMG Media 144A 8.875% 12/15/27 #	550,000	356,870
CSC Holdings
144A 3.375% 2/15/31 #	945,000	646,946
144A 5.00% 11/15/31 #	700,000	303,524
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	403,000	294,653
Directv Financing 144A 5.875% 8/15/27 #	340,000	299,861
DISH DBS 144A 5.75% 12/1/28 #	490,000	356,328
Gray Escrow II 144A 5.375% 11/15/31 #	405,000	258,092
Gray Television 144A 4.75% 10/15/30 #	543,000	352,470
Sirius XM Radio 144A 4.00% 7/15/28 #	1,065,000	893,138
		5,050,385
Natural Gas — 0.12%
Atmos Energy
2.85% 2/15/52	200,000	134,198
5.75% 10/15/52	170,000	178,178
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	197,196
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	480,000	437,381
Sempra Energy 3.30% 4/1/25	145,000	139,661
		1,086,614
Real Estate Investment Trusts — 0.05%
VICI Properties
144A 3.875% 2/15/29 #	225,000	199,105
144A 5.75% 2/1/27 #	210,000	207,381
		406,486
Retail — 0.38%
Asbury Automotive Group
144A 4.625% 11/15/29 #	325,000	286,922
4.75% 3/1/30	230,000	201,805

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	580,000	$526,264
6.95% 3/1/33	391,000	349,823
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	499,000	463,427
Michaels
144A 5.25% 5/1/28 #	210,000	161,925
144A 7.875% 5/1/29 #	160,000	98,486
Murphy Oil USA 144A 3.75% 2/15/31 #	530,000	448,556
PetSmart 144A 7.75% 2/15/29 #	755,000	734,222
		3,271,430
Services — 0.46%
CDW 3.569% 12/1/31	545,000	455,994
Gartner 144A 4.50% 7/1/28 #	170,000	160,274
Iron Mountain
144A 4.50% 2/15/31 #	430,000	366,591
144A 5.25% 3/15/28 #	510,000	477,884
Prime Security Services Borrower 144A 5.75% 4/15/26 #	713,000	698,563
Staples 144A 7.50% 4/15/26 #	626,000	515,226
United Rentals North America 3.875% 2/15/31	411,000	353,001
Univar Solutions USA 144A 5.125% 12/1/27 #	400,000	402,215
White Cap Buyer 144A 6.875% 10/15/28 #	455,000	393,983
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	234,000	220,827
		4,044,558
Technology — 0.26%
Autodesk 2.40% 12/15/31	325,000	267,190
Broadcom
144A 3.137% 11/15/35 #	4,000	3,051
144A 3.419% 4/15/33 #	11,000	9,140
144A 3.469% 4/15/34 #	742,000	605,710
CDW
2.67% 12/1/26	30,000	26,874
3.276% 12/1/28	390,000	338,569
Marvell Technology 2.45% 4/15/28	260,000	227,056
Oracle
4.65% 5/6/30	5,000	4,832
5.55% 2/6/53	299,000	279,524
PayPal Holdings 2.65% 10/1/26	340,000	319,445

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
SK Hynix 144A 6.50% 1/17/33 #		200,000	$201,111
			2,282,502
Technology & Electronics — 0.26%
Clarios Global 144A 8.50% 5/15/27 #		285,000	286,268
CommScope 144A 8.25% 3/1/27 #		175,000	137,520
CommScope Technologies 144A 6.00% 6/15/25 #		245,000	230,552
Entegris Escrow
144A 4.75% 4/15/29 #		256,000	239,585
144A 5.95% 6/15/30 #		445,000	429,124
NCR 144A 5.25% 10/1/30 #		170,000	145,354
Seagate HDD Cayman
5.75% 12/1/34		165,000	144,375
144A 8.25% 12/15/29 #		150,000	153,530
Sensata Technologies 144A 4.00% 4/15/29 #		255,000	227,460
SS&C Technologies 144A 5.50% 9/30/27 #		265,000	253,191
			2,246,959
Telecommunications — 0.54%
Altice France 144A 5.50% 10/15/29 #		600,000	435,960
Altice France Holding 144A 6.00% 2/15/28 #		800,000	396,736
Connect Finco 144A 6.75% 10/1/26 #		450,000	434,425
Consolidated Communications
144A 5.00% 10/1/28 #		405,000	286,963
144A 6.50% 10/1/28#		390,000	292,987
Digicel International Finance 144A 8.75% 5/25/24 #		400,000	368,600
Frontier Communications Holdings
144A 5.00% 5/1/28 #		35,000	29,346
144A 5.875% 10/15/27 #		848,000	756,602
5.875% 11/1/29		110,000	77,138
144A 6.75% 5/1/29 #		250,000	184,648
Northwest Fiber 144A 4.75% 4/30/27 #		685,000	584,531
Sable International Finance 144A 5.75% 9/7/27 #		200,000	185,906
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		605,000	498,060
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	159,261
			4,691,163
Transportation — 0.34%
American Airlines 144A 5.75% 4/20/29 #		302,605	290,233
Babcock International Group 1.375% 9/13/27	EUR	200,000	192,269
Burlington Northern Santa Fe 2.875% 6/15/52		15,000	10,168
Delta Air Lines 7.375% 1/15/26		308,000	323,576

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Grupo Aeromexico 144A 8.50% 3/17/27 #	400,000	$359,406
Mileage Plus Holdings 144A 6.50% 6/20/27 #	586,500	586,023
Rumo Luxembourg 144A 5.25% 1/10/28 #	400,000	373,600
Rutas 2 and 7 Finance 144A 3.213% 9/30/36 #, ∧	451,800	302,175
United Airlines
144A 4.375% 4/15/26 #	195,000	184,675
144A 4.625% 4/15/29 #	235,000	213,112
United Airlines Pass Through Trust
Series 2014-1 A 4.00% 4/11/26 ♦	39,327	37,346
Series 2014-2 A 3.75% 9/3/26 ♦	89,991	84,031
		2,956,614
Utilities — 0.04%
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	400,000	347,292
		347,292
Total Corporate Bonds (cost $119,162,359)		107,567,035

Municipal Bonds — 0.05%
Bay Area, California Toll Authority Revenue (Build America Bonds)
Series S-3 6.907% 10/1/50	185,000	234,569
New Jersey Turnpike Authority Revenue (Build America Bonds)
Series A 7.102% 1/1/41	105,000	127,733
South Carolina Public Service Authority Revenue
Series D 4.77% 12/1/45	60,000	53,396
Total Municipal Bonds (cost $490,681)		415,698

Non-Agency Asset-Backed Securities — 0.34%
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	214,386
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	245,000	210,914
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	266,863	262,934
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	140,000	128,745
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	210,000	208,693

	Principal amount°		Value (US $)
Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust 2022
Series 2022-A A2 1.90% 11/15/24		16,111	$16,011
Park Avenue Institutional Advisers CLO
Series 2021-1A A1A 144A 6.64% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #, •		250,000	244,358
Taco Bell Funding
Series 2021-1A A2I 144A 1.946% 8/25/51 #		462,950	401,494
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •		4,048	3,980
Series 2017-2 A1 144A 2.75% 4/25/57 #, •		3,817	3,766
Series 2018-1 A1 144A 3.00% 1/25/58 #, •		18,542	17,947
Toyota Auto Loan Extended Note Trust
Series 2022-1A A 144A 3.82% 4/25/35 #		250,000	240,115
Trafigura Securitisation Finance
Series 2021-1A A2 144A 1.08% 1/15/25 #		550,000	504,881
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25		470,000	460,382
Total Non-Agency Asset-Backed Securities (cost $3,137,102)			2,918,606

Non-Agency Collateralized Mortgage Obligations — 0.13%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.411% 6/25/29 #, •		42,372	37,399
Series 2014-2 B2 144A 3.411% 6/25/29 #, •		42,372	37,071
Series 2015-4 B1 144A 3.547% 6/25/45 #, •		106,374	95,168
Series 2015-4 B2 144A 3.547% 6/25/45 #, •		106,374	94,976
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		43,466	35,209
JPMorgan Trust
Series 2015-5 B2 144A 6.163% 5/25/45 #, •		83,224	79,327
Series 2015-6 B1 144A 3.529% 10/25/45 #, •		95,148	88,054
Series 2015-6 B2 144A 3.529% 10/25/45 #, •		95,148	87,809
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		87,179	70,793
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.92% 1/25/45 #, •		20,316	19,247
WST Trust
Series 2019-1 A 4.891% (BBSW1M + 1.08%) 8/18/50 •	AUD	805,821	523,681
Total Non-Agency Collateralized Mortgage Obligations (cost $1,249,628)			1,168,734

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities — 1.50%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	$83,675
Series 2019-BN20 A3 3.011% 9/15/62	250,000	218,302
Series 2019-BN21 A5 2.851% 10/17/52	725,000	626,974
Series 2020-BN25 A5 2.649% 1/15/63	850,000	728,655
Series 2022-BNK40 A4 3.394% 3/15/64 •	1,000,000	878,923
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	283,169
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	850,000	698,451
Series 2020-B20 A5 2.034% 10/15/53	700,000	552,440
Series 2020-B21 A5 1.978% 12/17/53	500,000	399,063
Series 2020-B22 A5 1.973% 1/15/54	1,350,000	1,070,200
Series 2021-B24 A5 2.584% 3/15/54	260,000	212,163
Series 2021-B25 A5 2.577% 4/15/54	450,000	365,148
Series 2022-B33 A5 3.458% 3/15/55	1,000,000	881,999
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	350,000	296,329
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57	250,000	215,279
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	100,000	93,807
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	326,063
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	464,762
Grace Trust
Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	78,306
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	321,735
Series 2017-GS6 A3 3.433% 5/10/50	515,000	477,672
Series 2019-GC39 A4 3.567% 5/10/52	580,000	527,235
Series 2019-GC42 A4 3.001% 9/10/52	1,280,000	1,118,042
Series 2020-GC47 A5 2.377% 5/12/53	250,000	206,565
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	150,000	142,935
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	350,000	322,503
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	125,000	107,313
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	350,000	330,225

	Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49		835,000	$762,622
Series 2019-C54 A4 3.146% 12/15/52		375,000	329,846
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,484,255)			13,120,401

Sovereign Bonds — 1.86%∆
Albania — 0.03%
Albania Government International Bond 3.50% 11/23/31	EUR	320,000	286,815
			286,815
Angola — 0.04%
Angolan Government International Bond 9.375% 5/8/48		400,000	307,840
			307,840
Argentina — 0.00%
Argentine Republic Government International Bond 0.50% 7/9/30 ~		87,300	23,134
			23,134
Armenia — 0.04%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		400,000	313,009
			313,009
Bermuda — 0.14%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		800,000	788,067
5.00% 7/15/32		400,000	394,034
			1,182,101
Brazil — 0.02%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	1,000,000	180,725
			180,725
Chile — 0.14%
Chile Government International Bonds
2.55% 1/27/32		523,000	450,091
4.34% 3/7/42		865,000	764,352
			1,214,443

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Colombia — 0.06%
Colombia Government International Bonds
4.125% 2/22/42		434,000	$269,843
5.20% 5/15/49		400,000	271,192
			541,035
Dominican Republic — 0.17%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		1,309,000	1,133,171
144A 4.875% 9/23/32 #		200,000	168,498
144A 5.50% 2/22/29 #		200,000	186,251
			1,487,920
Egypt — 0.03%
Egypt Government International Bond
5.25% 10/6/25		400,000	290,440
			290,440
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		400,000	321,835
			321,835
Indonesia — 0.18%
Indonesia Government International Bond 4.65% 9/20/32		400,000	397,329
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		1,163,000	1,166,681
			1,564,010
Ivory Coast — 0.14%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	400,000	324,710
144A 6.125% 6/15/33 #		820,000	712,746
144A 6.875% 10/17/40 #	EUR	200,000	156,379
			1,193,835
Morocco — 0.09%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	370,000	363,116
144A 2.375% 12/15/27 #		500,000	438,649
			801,765

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Paraguay — 0.20%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		1,142,000	$1,096,645
5.60% 3/13/48		800,000	690,808
			1,787,453
Peru — 0.12%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		400,000	347,074
Peruvian Government International Bonds
3.30% 3/11/41		455,000	339,952
3.60% 1/15/72		516,000	338,609
			1,025,635
Philippines — 0.04%
Philippine Government International Bond 5.50% 1/17/48		324,000	336,171
			336,171
Poland — 0.03%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		300,000	300,458
			300,458
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	200,290
			200,290
Romania — 0.01%
Romanian Government International Bond 144A 2.625% 12/2/40 #	EUR	173,000	109,462
			109,462
Senegal — 0.04%
Senegal Government International Bond 144A 6.25% 5/23/33 #		400,000	320,056
			320,056
Serbia — 0.05%
Serbia International Bond 1.00% 9/23/28	EUR	576,000	463,418
			463,418

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
South Africa — 0.11%
Republic of South Africa Government International Bonds
5.65% 9/27/47	1,000,000	$682,500
5.75% 9/30/49	444,000	302,053
		984,553
Uzbekistan — 0.12%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #	500,000	399,379
144A 4.75% 2/20/24 #	624,000	616,800
		1,016,179
Total Sovereign Bonds (cost $18,255,455)		16,252,582

Supranational Banks — 0.14%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	250,000	234,125
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	708,000	574,825
Corp Andina de Fomento 5.25% 11/21/25	400,000	400,541
Total Supranational Banks (cost $1,366,102)		1,209,491

US Treasury Obligations — 2.84%
US Treasury Bonds
2.25% 8/15/46	2,050,000	1,502,746
3.625% 2/15/53	1,475,000	1,417,152
3.625% 5/15/53	1,465,000	1,409,948
3.875% 2/15/43	2,835,000	2,783,616
US Treasury Notes
3.375% 5/15/33	6,045,000	5,916,072
3.50% 4/30/28	5,980,000	5,904,316
3.50% 4/30/30	2,450,000	2,419,375
3.625% 5/31/28	1,015,000	1,009,291
3.625% 5/31/30	1,345,000	1,349,413
4.125% 11/15/32	1,020,000	1,058,011
Total US Treasury Obligations (cost $24,892,552)		24,769,940

	Number of shares	Value (US $)
Common Stocks — 57.04%
Communication Services — 2.34%
AT&T	92,509	$1,455,167
Comcast Class A	108,908	4,285,530
Interpublic Group	20,887	776,787
KDDI	21,300	656,008
Orange	109,050	1,302,248
Publicis Groupe	10,210	756,522
Verizon Communications	203,832	7,262,534
Walt Disney †	44,213	3,888,975
		20,383,771
Consumer Discretionary — 7.54%
adidas AG	11,600	1,878,485
Amadeus IT Group †	32,140	2,298,312
Bath & Body Works	77,977	2,747,909
Best Buy	39,601	2,877,805
Chewy Class A †	25,229	744,003
eBay	33,537	1,426,664
H & M Hennes & Mauritz Class B	69,080	862,179
Home Depot	20,799	5,895,477
Kering	1,418	755,349
Lowe’s	43,847	8,818,947
Macy’s	42,209	573,620
NIKE Class B	28,574	3,007,699
PulteGroup	29,967	1,980,219
Ross Stores	34,975	3,624,110
Sc Hixson =, †	7,200,000	9,848,880
Sodexo	20,700	2,235,856
Starbucks	21,056	2,055,908
Sturm Ruger & Co.	13,022	671,414
Swatch Group	4,081	1,212,538
TJX	115,389	8,860,721
Tractor Supply	16,276	3,411,287
		65,787,382
Consumer Staples — 5.03%
Altria Group	88,873	3,947,739
Archer-Daniels-Midland	51,800	3,659,670
Asahi Group Holdings	13,000	504,697
Conagra Brands	122,498	4,271,505
Danone	40,770	2,411,665
Diageo	56,780	2,364,036
Dollar General	19,038	3,828,351

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Dollar Tree †	28,200	$3,803,616
Essity Class B	66,820	1,775,824
Kao	38,400	1,344,172
Koninklijke Ahold Delhaize	91,707	2,907,440
Medifast	28,658	2,255,384
Nestle	21,140	2,504,536
Philip Morris International	48,976	4,408,330
Seven & i Holdings	13,700	574,746
Unilever	43,140	2,162,123
Vector Group	97,835	1,145,648
		43,869,482
Energy — 3.78%
APA	69,440	2,206,803
Cheniere Energy	18,890	2,640,255
Chevron	18,342	2,762,672
ConocoPhillips	73,451	7,293,685
Coterra Energy	90,103	2,094,895
EOG Resources	15,563	1,669,754
Exxon Mobil	65,627	6,705,767
Kinder Morgan	113,314	1,825,489
Marathon Petroleum	30,797	3,230,913
Texas Pacific Land	533	694,872
Viper Energy Partners	31,210	804,594
Williams	37,364	1,070,852
		33,000,551
Financials — 7.41%
Allstate	35,001	3,795,858
Ally Financial	54,034	1,441,087
American International Group	74,500	3,935,835
Ameriprise Financial	12,144	3,624,620
Bank of New York Mellon	55,365	2,225,673
BlackRock	6,170	4,057,083
Blackstone	39,964	3,422,517
Carlyle Group	66,455	1,821,532
Discover Financial Services	13,935	1,431,682
East West Bancorp	39,156	1,873,615
Evercore Class A	3,893	420,249
Fidelity National Financial	49,461	1,688,599
Fidelity National Information Services	75,075	4,096,843
Fifth Third Bancorp	92,343	2,241,165

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Invesco	84,187	$1,210,609
Jackson Financial Class A	76,551	2,120,463
LPL Financial Holdings	2,082	405,532
MetLife	61,001	3,022,600
PNC Financial Services Group	8,086	936,601
Principal Financial Group	47,896	3,135,272
Prudential Financial	44,278	3,484,236
S&P Global	2,189	804,304
Sberbank of Russia PJSC =	52,870	0
State Street	29,819	2,028,288
Synchrony Financial	79,369	2,457,264
Truist Financial	111,500	3,397,405
US Bancorp	97,600	2,918,240
Western Union	236,250	2,690,887
		64,688,059
Healthcare — 8.11%
AbbVie	36,558	5,043,542
AmerisourceBergen	23,206	3,948,501
Amgen	3,523	777,350
Baxter International	90,200	3,672,944
Bristol-Myers Squibb	69,369	4,470,138
Cardinal Health	22,227	1,829,282
CareTrust REIT	6,688	129,747
Cigna Group	13,982	3,459,287
CVS Health	47,300	3,217,819
Fresenius Medical Care AG & Co.	15,450	659,754
Gilead Sciences	46,665	3,590,405
Healthpeak Properties	4,167	83,173
Hologic †	52,031	4,104,726
Johnson & Johnson	71,613	11,104,312
McKesson	4,811	1,880,331
Medical Properties Trust	1,178	9,718
Merck & Co.	91,531	10,105,938
Novo Nordisk Class B	8,260	1,323,421
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	104,277	3,964,611
Roche Holding	6,341	2,006,562
Smith & Nephew	165,660	2,476,995
UnitedHealth Group	3,869	1,885,132
Ventas	4,533	195,554

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Welltower	11,446	$853,986
		70,793,228
Industrials — 3.95%
Dover	29,627	3,950,168
Expeditors International of Washington	19,798	2,183,917
Honeywell International	23,035	4,413,506
Intertek Group	26,270	1,357,468
Knorr-Bremse	15,400	1,053,179
Lockheed Martin	2,244	996,358
Makita	54,800	1,486,768
Masco	24,446	1,181,231
Northrop Grumman	8,950	3,897,635
Otis Worldwide	24,037	1,911,182
Paychex	36,311	3,810,113
Raytheon Technologies	44,149	4,067,889
Robert Half International	37,480	2,436,950
Securitas Class B	229,500	1,690,193
		34,436,557
Information Technology — 14.58%
Accenture Class A	10,103	3,090,710
Apple	143,676	25,466,571
Applied Materials	18,597	2,478,980
Broadcom	13,571	10,964,825
Cisco Systems	173,609	8,623,159
Cognizant Technology Solutions Class A	70,650	4,414,919
Dell Technologies Class C	62,485	2,799,953
Digital Realty Trust	4,372	447,955
Equinix	1,763	1,314,405
HP	132,279	3,844,028
KLA	6,309	2,794,824
Lam Research	7,226	4,456,274
Microchip Technology	9,563	719,711
Microsoft	66,715	21,908,539
Monolithic Power Systems	7,609	3,727,725
Motorola Solutions	15,533	4,379,063
NetApp	54,013	3,583,763
NVIDIA	30,239	11,440,623
Oracle	43,200	4,576,608
QUALCOMM	33,112	3,755,232

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
SAP	18,740	$2,447,410
		127,235,277
Materials — 1.02%
Air Liquide	12,789	2,141,294
Dow	41,271	2,013,199
DuPont de Nemours	63,177	4,244,863
Steel Dynamics	5,816	534,491
		8,933,847
Real Estate — 0.00%
Etalon Group GDR 144A #, =, †	20,100	0
Spirit MTA REIT =, †	677	0
		0
REIT Diversified — 0.24%
Gaming and Leisure Properties	11,154	536,953
LXP Industrial Trust	14,940	154,480
VICI Properties	44,398	1,373,230
		2,064,663
REIT Healthcare — 0.06%
Alexandria Real Estate Equities	4,563	517,718
		517,718
REIT Hotel — 0.15%
Apple Hospitality REIT	26,318	382,401
Chatham Lodging Trust	19,760	185,546
Host Hotels & Resorts	25,640	425,624
Park Hotels & Resorts	9,566	123,784
Ryman Hospitality Properties	2,049	187,955
		1,305,310
REIT Industrial — 0.43%
Prologis	24,105	3,002,278
Rexford Industrial Realty	8,375	455,935
Terreno Realty	4,182	256,482
		3,714,695
REIT Mall — 0.16%
Simon Property Group	13,322	1,400,808
		1,400,808

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Manufactured Housing — 0.05%
Equity LifeStyle Properties	2,993	$189,068
Sun Communities	2,220	281,118
		470,186
REIT Multifamily — 0.80%
American Homes 4 Rent Class A	8,080	276,983
AvalonBay Communities	3,197	556,214
Camden Property Trust	3,437	359,063
Equity Residential	76,170	4,631,136
Essex Property Trust	2,664	575,584
Independence Realty Trust	12,459	215,167
Mid-America Apartment Communities	2,299	338,091
UDR	1,660	65,852
		7,018,090
REIT Office — 0.05%
City Office REIT	1,912	8,661
Cousins Properties	10,769	214,519
Highwoods Properties	2,129	44,028
Kilroy Realty	3,458	93,850
Piedmont Office Realty Trust Class A	16,745	104,321
		465,379
REIT Self-Storage — 0.29%
CubeSmart	7,939	352,809
Extra Space Storage	1,665	240,210
Life Storage	4,409	561,663
National Storage Affiliates Trust	3,474	127,183
Public Storage	4,461	1,263,801
		2,545,666
REIT Shopping Center — 0.27%
Agree Realty	5,712	368,367
Brixmor Property Group	22,342	447,510
Kimco Realty	18,424	338,633
Kite Realty Group Trust	6,383	124,086
Phillips Edison & Co.	9,638	279,598
Regency Centers	6,653	374,364
Retail Opportunity Investments	21,553	262,947
SITE Centers	14,207	169,347
Urban Edge Properties	2,648	35,298
Washington Prime Group =, †	962	0
		2,400,150

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Single Tenant — 0.12%
Four Corners Property Trust	4,282	$110,047
Realty Income	10,411	618,830
Spirit Realty Capital	9,001	351,579
		1,080,456
REIT Specialty — 0.17%
Essential Properties Realty Trust	10,982	262,799
Invitation Homes	21,705	735,365
Iron Mountain	1,263	67,470
Lamar Advertising Class A	1,804	162,144
Outfront Media	10,548	151,047
WP Carey	1,336	92,665
		1,471,490
Utilities — 0.49%
Edison International	63,200	4,267,264
		4,267,264
Total Common Stocks (cost $474,167,887)		497,850,029

Convertible Preferred Stock — 1.07%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	17,549	518,397
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,856	786,141
Bank of America 7.25% exercise price $50.00 ω	1,091	1,273,055
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	47,703	2,228,207
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	1,356	1,152,600
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	13,442	1,344,200
UGI 7.25% exercise price $52.57, maturity date 6/1/24	19,571	1,316,150
Wells Fargo & Co. 7.50% exercise price $156.71 ω	661	744,623
Total Convertible Preferred Stock (cost $11,059,373)		9,363,373

Schedule of investments

Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Preferred Stock — 0.14%
Henkel AG & Co. 2.46%	15,526	$1,237,047
Total Preferred Stock (cost $1,267,799)		1,237,047

Exchange-Traded Funds — 8.21%
iShares 0-5 Year Investment Grade Corporate Bond ETF	665,702	32,193,349
iShares Latin America 40 ETF	173,598	4,277,455
iShares MSCI China ETF	134,720	5,825,293
iShares MSCI Emerging Markets Asia ETF	112,820	7,232,890
Vanguard Russell 2000 ETF	315,895	22,163,193
Total Exchange-Traded Funds (cost $75,343,771)		71,692,180

	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction
Series 2007-B 144A 0.251% 1/15/87 #, =, ♦	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300

	Number of
	shares
Short-Term Investments — 1.60%
Money Market Mutual Funds — 1.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.00%)	3,497,230	3,497,230
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.98%)	3,497,230	3,497,230
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.13%)	3,497,230	3,497,230

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.00%)	3,497,230	$3,497,230
Total Short-Term Investments (cost $13,988,920)		13,988,920
Total Value of Securities—99.68% (cost $874,056,390)		$870,003,093

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $91,599,551, which represents 10.49% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∧	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
∆	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2023.

Schedule of investments

Delaware Wealth Builder Fund

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts and futures contracts were outstanding at May 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	BRL	(945,000)	USD	190,582	7/14/23	$5,731	$—
JPMCB	CZK	6,307,640	USD	(293,591)	7/14/23	—	(9,919)
JPMCB	EUR	(1,257,526)	USD	1,380,686	7/14/23	33,061	—
JPMCB	INR	51,869,680	USD	(627,672)	7/14/23	—	(1,608)
JPMCB	KZT	287,011,000	USD	(623,488)	7/14/23	8,335	—
Total Foreign Currency Exchange Contracts						$47,127	$(11,527)

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
93	US Treasury 5 yr Notes	$10,144,266	$10,163,925	9/29/23	$—	$(19,659)	$31,969
42	US Treasury 10 yr Notes	4,807,687	4,804,512	9/20/23	3,175	—	18,375
Total Futures Contracts			$14,968,437		$3,175	$(19,659)	$50,344

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AG – Aktiengesellschaft

BB – Barclays Bank

BBSW1M – Bank Bill Swap Rate 1 Month

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

PIK – Payment-in-kind

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

yr – Year

Summary of currencies:

AUD – Australian Dollar

BRL – Brazilian Real

CZK – Czech Koruna

EUR – European Monetary Unit

INR – Indian Rupee

KZT – Kazakhstani Tenge

Schedule of investments

Delaware Wealth Builder Fund

Summary of currencies: (continued)

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Wealth Builder Fund	May 31, 2023 (Unaudited)
Assets:
Investments, at value*	$870,003,093
Cash	1,352,130
Cash collateral due from brokers	277,860
Foreign currencies, at valueΔ	416,103
Receivable for securities sold	5,134,885
Dividends and interest receivable	3,645,845
Foreign tax reclaims receivable	615,199
Receivable for fund shares sold	500,770
Prepaid expenses	75,911
Variation margin due from broker on futures contracts	50,344
Unrealized appreciation on foreign currency exchange contracts	47,127
Other assets	7,919
Total Assets	882,127,186
Liabilities:
Payable for securities purchased	6,324,207
Payable for fund shares redeemed	1,357,679
Other accrued expenses	912,579
Investment management fees payable to affiliates	492,410
Distribution fees payable to affiliates	144,066
Administration expenses payable to affiliates	70,136
Unrealized depreciation on foreign currency exchange contracts	11,527
Total Liabilities	9,312,604
Total Net Assets	$872,814,582

Net Assets Consist of:
Paid-in capital	$871,917,755
Total distributable earnings (loss)	896,827
Total Net Assets	$872,814,582

Statement of assets and liabilities

Delaware Wealth Builder Fund

Net Asset Value

Class A:
Net assets	$726,290,480
Shares of beneficial interest outstanding, unlimited authorization, no par	54,968,269
Net asset value per share	$13.21
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.02

Class C:
Net assets	$19,608,626
Shares of beneficial interest outstanding, unlimited authorization, no par	1,479,097
Net asset value per share	$13.26

Class R:
Net assets	$1,824,008
Shares of beneficial interest outstanding, unlimited authorization, no par	137,961
Net asset value per share	$13.22

Institutional Class:
Net assets	$123,800,756
Shares of beneficial interest outstanding, unlimited authorization, no par	9,369,979
Net asset value per share	$13.21

Class R6:
Net assets	$1,290,712
Shares of beneficial interest outstanding, unlimited authorization, no par	97,739
Net asset value per share	$13.21

*Investments, at cost	$874,056,390
ΔForeign currencies, at cost	418,751

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Wealth Builder Fund	Six months ended May 31, 2023 (Unaudited)
Investment Income:
Dividends	$4,783,313
Interest	3,495,207
Foreign tax withheld	(82,297)
8,196,223
Expenses:
Management fees	1,566,338
Distribution expenses — Class A	438,607
Distribution expenses — Class C	99,818
Distribution expenses — Class R	3,387
Dividend disbursing and transfer agent fees and expenses	199,019
Accounting and administration expenses	52,072
Reports and statements to shareholders expenses	31,530
Audit and tax fees	28,170
Custodian fees	19,887
Registration fees	14,555
Legal fees	13,235
Trustees’ fees and expenses	7,999
Other	59,961
2,534,578
Less expenses waived	(29,296)
Less expenses paid indirectly	(141)
Total operating expenses	2,505,141
Net Investment Income (Loss)	5,691,082

Statement of operations

Delaware Wealth Builder Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$6,839,094
Foreign currencies	(31,981)
Foreign currency exchange contracts	(26,686)
Futures contracts	(35,522)
Net realized gain (loss)	6,744,905

Net change in unrealized appreciation (depreciation) on:
Investments	(1,657,567)
Foreign currencies	(12,064)
Foreign currency exchange contracts	42,408
Futures contracts	(23,673)
Net change in unrealized appreciation (depreciation)	(1,650,896)
Net Realized and Unrealized Gain (Loss)	5,094,009
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,785,091

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended 5/31/23	Year ended
	(Unaudited)	11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,691,082	$5,776,655
Net realized gain (loss)	6,744,905	20,219,332
Net change in unrealized appreciation (depreciation)	(1,650,896)	(33,020,182)
Net increase (decrease) in net assets resulting from operations	10,785,091	(7,024,195)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(16,270,102)	(17,814,302)
Class C	(1,227,800)	(1,877,254)
Class R	(68,351)	(75,857)
Institutional Class	(7,140,137)	(8,271,180)
Class R6	(3,257)	—
	(24,709,647)	(28,038,593)

Capital Share Transactions:
Proceeds from shares sold:
Class A	221,948,656	18,399,239
Class C	48,257,245	1,319,163
Class R	352,219	232,702
Institutional Class	12,259,884	15,316,180
Class R6	71,293,995	—

Net assets from merger:[1]
Class A	524,606,211	—
Class C	4,120,753	—
Class R	694,137	—
Institutional Class	24,272,794	—
Class R6	22,008	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,424,959	16,904,917
Class C	1,223,642	1,866,313
Class R	67,575	74,032
Institutional Class	6,688,581	7,661,983
Class R6	3,257	—
	931,235,916	61,774,529

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,900,536)	$(36,517,964)
Class C	(6,225,002)	(10,586,912)
Class R	(1,184,630)	(378,618)
Institutional Class	(304,516,677)	(20,717,412)
Class R6	(65,309,572)	—
	(411,136,417)	(68,200,906)
Increase (decrease) in net assets derived from capital share transactions	520,099,499	(6,426,377)
Net Increase (Decrease) in Net Assets	506,174,943	(41,489,165)

Net Assets:
Beginning of period	366,639,639	408,128,804
End of period	$872,814,582	$366,639,639

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[9]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratio of expenses to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 1.09%.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
[9]	The ratio of net investment income to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 2.40%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$14.38	$15.71	$13.71	$14.01	$14.15	$14.62

0.15	0.22	0.21	0.25	0.53	0.35
(0.41)	(0.47)	2.06	(0.09)	0.50	(0.43)
(0.26)	(0.25)	2.27	0.16	1.03	(0.08)

(0.15)	(0.25)	(0.27)	(0.27)	(0.35)	(0.34)
(0.76)	(0.83)	—	(0.19)	(0.82)	(0.05)
(0.91)	(1.08)	(0.27)	(0.46)	(1.17)	(0.39)
$13.21	$14.38	$15.71	$13.71	$14.01	$14.15
(1.96)%[4]	(1.78)%[4]	16.63%[4]	1.30%[4]	8.30%[5]	(0.56)%

$726,290	$235,618	$259,143	$230,168	$259,283	$273,384
1.05%	1.26%[8]	1.08%	1.09%	1.09%	1.09%
1.06%	1.30%[8]	1.11%	1.12%	1.09%	1.09%
2.32%	1.51%[8]	1.37%	1.91%	3.91%	2.41%
2.31%	1.47%[8]	1.34%	1.88%	3.91%	2.41%
40%	65%	89%	68%	91%	57%

Financial highlights

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[9]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratio of expenses to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 1.84%.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
[9]	The ratio of net investment income to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 1.65%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$14.42	$15.75	$13.73	$14.04	$14.18	$14.65

0.10	0.11	0.09	0.15	0.43	0.24
(0.40)	(0.47)	2.08	(0.10)	0.49	(0.43)
(0.30)	(0.36)	2.17	0.05	0.92	(0.19)

(0.10)	(0.14)	(0.15)	(0.17)	(0.24)	(0.23)
(0.76)	(0.83)	—	(0.19)	(0.82)	(0.05)
(0.86)	(0.97)	(0.15)	(0.36)	(1.06)	(0.28)
$13.26	$14.42	$15.75	$13.73	$14.04	$14.18
(2.28)%[4]	(2.53)%[4]	15.84%[4]	0.47%[4]	7.46%[5]	(1.34)%

$19,609	$21,168	$31,157	$52,258	$95,672	$137,403
1.81%	2.01%[8]	1.83%	1.84%	1.84%	1.84%
1.84%	2.05%[8]	1.86%	1.87%	1.84%	1.84%
1.52%	0.76%[8]	0.62%	1.16%	3.17%	1.66%
1.49%	0.72%[8]	0.59%	1.13%	3.17%	1.66%
40%	65%	89%	68%	91%	57%

Financial highlights

Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[9]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratio of expenses to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 1.34%.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
[9]	The ratio of net investment income to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 2.15%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$14.39	$15.71	$13.71	$14.02	$14.16	$14.62

0.13	0.18	0.17	0.21	0.49	0.31
(0.40)	(0.46)	2.06	(0.09)	0.50	(0.42)
(0.27)	(0.28)	2.23	0.12	0.99	(0.11)

(0.14)	(0.21)	(0.23)	(0.24)	(0.31)	(0.30)
(0.76)	(0.83)	—	(0.19)	(0.82)	(0.05)
(0.90)	(1.04)	(0.23)	(0.43)	(1.13)	(0.35)
$13.22	$14.39	$15.71	$13.71	$14.02	$14.16
(2.05)%[4]	(1.98)%[4]	16.32%[4]	0.99%[4]	8.02%[5]	(0.78)%

$1,824	$1,028	$1,203	$1,069	$1,288	$1,968
1.31%	1.51%[8]	1.33%	1.34%	1.34%	1.34%
1.33%	1.55%[8]	1.36%	1.37%	1.34%	1.34%
2.03%	1.26%[8]	1.12%	1.66%	3.66%	2.16%
2.01%	1.22%[8]	1.09%	1.63%	3.66%	2.16%
40%	65%	89%	68%	91%	57%

Financial highlights

Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[9]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratio of expenses to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 0.84%.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
[9]	The ratio of net investment income to average net assets excluding interest expense and dividend expense for the year ended November 30, 2018 was 2.65%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$14.38	$15.70	$13.70	$14.01	$14.15	$14.63

0.17	0.25	0.25	0.28	0.56	0.38
(0.41)	(0.45)	2.05	(0.10)	0.50	(0.43)
(0.24)	(0.20)	2.30	0.18	1.06	(0.05)

(0.17)	(0.29)	(0.30)	(0.30)	(0.38)	(0.38)
(0.76)	(0.83)	—	(0.19)	(0.82)	(0.05)
(0.93)	(1.12)	(0.30)	(0.49)	(1.20)	(0.43)
$13.21	$14.38	$15.70	$13.70	$14.01	$14.15
(1.77)%[4]	(1.47)%[4]	16.93%[4]	1.50%[4]	8.59%[5]	(0.37)%

$123,801	$108,827	$116,626	$116,589	$155,525	$185,720
0.81%	1.01%[8]	0.83%	0.84%	0.84%	0.84%
0.84%	1.05%[8]	0.86%	0.87%	0.84%	0.84%
2.53%	1.76%[8]	1.62%	2.16%	4.16%	2.66%
2.50%	1.72%[8]	1.59%	2.13%	4.16%	2.66%
40%	65%	89%	68%	91%	57%

Financial highlights

Delaware Wealth Builder Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

2/28/23[1] to 5/31/23 (Unaudited)
Net asset value, beginning of period	$13.25

Income (loss) from investment operations:
Net investment income[2]	0.19
Net realized and unrealized loss	(0.15)
Total from investment operations	0.04

Less dividends and distributions from:
Net investment income	(0.08)
Total dividends and distributions	(0.08)

Net asset value, end of period	$13.21

Total return[3]	(0.76)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,291
Ratio of expenses to average net assets[4]	0.72%
Ratio of expenses to average net assets prior to fees waived[4]	0.77%
Ratio of net investment income to average net assets	2.89%
Ratio of net investment income to average net assets prior to fees waived	2.84%
Portfolio turnover	40%[5]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Portfolio turnover is representative of the Fund for the period ended May 31, 2023.

Notes to financial statements

Delaware Wealth Builder Fund	May 31, 2023 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

type as well as broker/dealer-supplied prices. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2023 and for all open tax years (years ended November 30, 2019–November 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, subaccounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The

Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from December 1, 2022 through May 31, 2023.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Notes to financial statements

Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2023, the Fund paid $10,086 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2023, the Fund paid $105,098 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2023, the Fund paid $6,791 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2023, DDLP earned $9,658 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2023, DDLP received gross CDSC commissions of $1,190 and $192 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from March 30, 2022 through March 29, 2024.

3. Investments

For the six months ended May 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$122,569,925
Purchases of US government securities	86,597,910
Sales other than US government securities	118,304,871
Sales of US government securities	100,595,408

At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$874,249,522
Aggregate unrealized appreciation of investments and derivatives	$70,868,406
Aggregate unrealized depreciation of investments and derivatives	(75,095,719)
Net unrealized depreciation of investments and derivatives	$(4,227,313)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2023:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$648,964	$—		$648,964
Agency Commercial Mortgage-Backed Security	—	97,206	—		97,206
Agency Mortgage-Backed Securities	—	39,656,507	—		39,656,507
Collateralized Debt Obligations	—	4,875,479	—		4,875,479
Common Stocks
Communication Services	20,383,771	—	—		20,383,771
Consumer Discretionary	55,938,502	—	9,848,880		65,787,382
Consumer Staples	43,869,482	—	—		43,869,482
Energy	33,000,551	—	—		33,000,551
Financials	64,688,059	—	—	[1]	64,688,059
Healthcare	70,793,228	—	—	[1]	70,793,228
Industrials	34,436,557	—	—		34,436,557
Information Technology	127,235,277	—	—		127,235,277
Materials	8,933,847	—	—		8,933,847
Real Estate	—	—	—	[1]	—
REIT Diversified	2,064,663	—	—		2,064,663
REIT Healthcare	517,718	—	—		517,718
REIT Hotel	1,305,310	—	—		1,305,310
REIT Industrial	3,714,695	—	—		3,714,695
REIT Mall	1,400,808	—	—		1,400,808
REIT Manufactured Housing	470,186	—	—		470,186
REIT Multifamily	7,018,090	—	—		7,018,090
REIT Office	465,379	—	—		465,379
REIT Self-Storage	2,545,666	—	—		2,545,666
REIT Shopping Center	2,400,150	—	—	[1]	2,400,150
REIT Single Tenant	1,080,456	—	—		1,080,456
REIT Specialty	1,471,490	—	—		1,471,490
Utilities	4,267,264	—	—		4,267,264
Convertible Bonds	—	63,169,601	—		63,169,601
Convertible Preferred Stock	9,363,373	—	—		9,363,373
Corporate Bonds	—	107,567,035	—		107,567,035
Exchange-Traded Funds	71,692,180	—	—		71,692,180
Leveraged Non-Recourse Security	—	—	1,300		1,300

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$415,698	$—	$415,698
Non-Agency Asset-Backed Securities	—	2,918,606	—	2,918,606
Non-Agency Collateralized Mortgage Obligations	—	1,168,734	—	1,168,734
Non-Agency Commercial Mortgage-Backed Securities	—	13,120,401	—	13,120,401
Preferred Stock	1,237,047	—	—	1,237,047
Sovereign Bonds	—	16,252,582	—	16,252,582
Supranational Banks	—	1,209,491	—	1,209,491
US Treasury Obligations	—	24,769,940	—	24,769,940
Short-Term Investments	13,988,920	—	—	13,988,920
Total Value of Securities	$584,282,669	$275,870,244	$9,850,180	$870,003,093

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$47,127	$—	$47,127
Futures Contracts	3,175	—	—	3,175
Liabilities:
Foreign Currency Exchange Contracts	$—	$(11,527)	$—	$(11,527)
Futures Contracts	(19,659)	—	—	(19,659)

1The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

2Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended May 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Common Stocks	Leveraged Non-Recourse Security	Total
Balance as of 11/30/22	$—	$1,300	$1,300
Purchases	6,185,496	—	6,185,496
Net realized gain (loss)	(49,194)	—	(49,194)
Corporate actions	(162,000)	—	(162,000)
Net change in unrealized appreciation (depreciation)	3,874,578	—	3,874,578
Balance as of 5/31/23	$9,848,880	$1,300	$9,850,180
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 5/31/23	$3,825,384	$—	$3,825,384

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/ or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements

Delaware Wealth Builder Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/23	Year ended 11/30/22
Shares sold:
Class A	713,706	1,264,925
Class C	66,079	89,032
Class R	9,593	15,792
Institutional Class	718,050	1,066,489
Class R6	96,706	—

Shares from merger:[1]
Class A	39,183,567	—
Class C	314,783	—
Class R	53,145	—
Institutional Class	1,853,886	—
Class R6	1,628	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,166,208	1,127,967
Class C	92,315	123,325
Class R	5,107	4,933
Institutional Class	506,105	512,004
Class R6	244	—
	44,781,122	4,204,467

Shares redeemed:
Class A	(2,476,311)	(2,509,026)
Class C	(461,495)	(723,647)
Class R	(1,333)	(25,868)
Institutional Class	(1,277,049)	(1,436,615)
Class R6	(839)	—
	(4,217,027)	(4,695,156)
Net increase (decrease)	40,564,095	(490,689)

1  See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2023 and the year ended November 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A	Class C	Institutional Class	Class A	Institutional Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/23	308,065	46,408	104,847	63,330	308,500	95,735	$6,413,110
Year ended
11/30/22	10,651	21,748	—	21,368	11,080	—	467,390

5. Reorganization

On November 10, 2022, the Board approved a proposal to reorganize (the “Reorganizations”) Delaware Strategic Allocation Fund (the “Acquired Fund I”), a series of Delaware Group® Foundation Funds, and Delaware Total Return Fund (the “Acquired Fund II”), a series of Delaware Group Equity Funds IV (and together with Acquired Fund I, the “Acquired Funds”), with and into Delaware Wealth Builder Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Funds, in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. In approving the Reorganizations, the Board considered various factors, including that the Acquiring Fund and the Acquired Funds share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund’s overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Funds’ total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements. The Reorganizations were accomplished by a tax-free exchange of shares on March 10, 2023 for Acquired Fund I reorganization and April 28, 2023 for Acquired Fund II reoganization. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements

Delaware Wealth Builder Fund

5. Reorganization (continued)

The share transactions associated with the March 10, 2023 Acquired Fund I Reorganizations are as follows:

	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Strategic Allocation Fund		Delaware Wealth Builder Fund
Class A	$146,093,404	16,492,544	11,190,719	$217,450,659	0.6785
Class C	4,120,753	465,638	314,783	17,542,300	0.6760
Class R	694,137	78,828	53,145	1,005,249	0.6742
Institutional Class	21,988,717	2,479,809	1,684,946	104,009,271	0.6795

The net assets of the Acquired Fund I before the Reorganizations were $172,897,011. The net assets of the Acquiring Fund immediately following the Reorganizations were $512,915,719.

The share transactions associated with the April 28, 2023 Acquired Fund II Reorganizations are as follows:

	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Total Return Fund		Delaware Wealth Builder Fund
Class A	$378,512,807	26,887,085	27,992,848	$373,001,835	1.0411
Institutional Class	2,284,077	161,406	168,940	126,439,202	1.0467
Class R6	22,008	1,550	1,628	1,307,393	1.0503

The net assets of the Acquired Fund II before the Reorganizations were $380,818,892. The net assets of the Acquiring Fund immediately following the Reorganizations were $904,448,376.

Assuming the Reorganizations had been completed on December 1, 2022, the Acquiring Fund’s pro forma results of operations for the six months ended May 31, 2023, would have been as follows:

Net investment income	$13,882,544
Net realized gain on investments	22,481,203
Net change in unrealized appreciation (depreciation)	(4,202,489)
Net increase in net assets resulting from operations	$32,161,258

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Acquired Funds that have been included in Acquiring Fund’s “Statement of operations” since the Reorganizations were consummated on March 10, 2023 for Acquired Fund I and April 28, 2023 for Acquired Fund II.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of May 31, 2023, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between

Notes to financial statements

Delaware Wealth Builder Fund

7. Derivatives (continued)

the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2023, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies, and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2023, the Fund posted $277,860 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2023, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of May 31, 2023 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and	Currency	Interest Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$47,127	$—	$47,127
Variation margin due from broker on futures contracts*	—	3,175	3,175
Total	$47,127	$3,175	$50,302

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(11,527)	$—	$(11,527)
Variation margin due to broker on futures contracts*	—	(19,659)	(19,659)
Total	$(11,527)	$(19,659)	$(31,186)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through May 31, 2023. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(26,686)	$—	$(26,686)
Interest rate contracts	—	(35,522)	(35,522)
Total	$(26,686)	$(35,522)	$(62,208)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$42,408	$—	$42,408
Interest rate contracts	—	(23,673)	(23,673)
Total	$42,408	$(23,673)	$18,735

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended May 31, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$591,646	$894,532
Futures contracts (average notional value)	2,239,164	332,279

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement

Notes to financial statements

Delaware Wealth Builder Fund

8. Offsetting (continued)

between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$47,127	$(11,527)	$35,600

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledqed	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$35,600	$—	$—	$—	$—	$35,600

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At the six months ended May 31, 2023, the Fund had no securities out on loan.

Notes to financial statements

Delaware Wealth Builder Fund

10. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2023. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise

Notes to financial statements

Delaware Wealth Builder Fund

10. Credit and Market Risk (continued)

engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended May 31, 2023.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under

Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

13. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Wealth Builder Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of May 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2022 to May 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period 12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$ 924.40	1.06%	$5.09
Class C	1,000.00	920.90	1.81%	8.67
Class R	1,000.00	923.60	1.31%	6.28
Institutional Class	1,000.00	925.60	0.81%	3.89
Class R6	1,000.00	926.20	0.70%	3.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.65	1.06%	$5.34
Class C	1,000.00	1,015.91	1.81%	9.10
Class R	1,000.00	1,018.40	1.31%	6.59
Institutional Class	1,000.00	1,020.89	0.81%	4.08
Class R6	1,000.00	1,021.44	0.70%	3.53

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.47%
Basic Materials	7.06%
Business Services	3.65%
Capital Goods	9.52%
Communications Services	0.33%
Consumer Discretionary	2.76%
Consumer Services	3.10%
Consumer Staples	3.43%
Credit Cyclicals	3.86%
Energy	5.09%
Financials	13.88%
Healthcare	18.70%
Media	0.57%
Real Estate Investment Trusts	6.99%
Technology	13.91%
Transportation	3.38%
Utilities	2.24%
Short-Term Investments	1.92%
Total Value of Securities	100.39%
Liabilities Net of Receivables and Other Assets	(0.39)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Boise Cascade	1.74%
Taylor Morrison Home	1.66%
Federal Signal	1.47%
Selective Insurance Group	1.46%
Prestige Consumer Healthcare	1.41%
Texas Roadhouse	1.37%
PDC Energy	1.35%
Summit Materials Class A	1.32%
Merit Medical Systems	1.30%
Applied Industrial Technologies	1.26%

3

Schedule of investments

Delaware Small Cap Core Fund	May 31, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 98.47%
Basic Materials — 7.06%
Balchem	107,537	$13,294,799
Boise Cascade	1,615,757	116,043,668
Huntsman	1,026,992	24,391,060
Kaiser Aluminum	534,209	32,266,224
Mativ Holdings	310,078	4,669,775
Minerals Technologies	1,427,496	79,383,052
Quaker Chemical	251,726	47,780,112
Summit Materials Class A †	2,787,297	88,162,204
Worthington Industries	1,164,624	65,370,345
		471,361,239
Business Services — 3.65%
ABM Industries	1,385,359	61,177,453
ASGN †	941,466	61,600,120
BrightView Holdings †	2,667,086	17,602,768
Casella Waste Systems Class A †	842,939	75,999,380
WillScot Mobile Mini Holdings †	635,631	27,382,984
		243,762,705
Capital Goods — 9.52%
Ameresco Class A †	897,932	38,682,910
Applied Industrial Technologies	684,782	84,200,795
Barnes Group	587,840	23,131,504
Chart Industries †	112,518	12,346,600
Coherent †	736,784	27,231,536
Columbus McKinnon	1,281,462	46,747,734
ESCO Technologies	332,653	29,938,770
Federal Signal	1,851,025	98,085,815
Kadant	348,867	66,187,047
KBR	709,314	41,863,712
MYR Group †	555,524	70,829,310
Tetra Tech	245,221	33,710,531
WESCO International	195,605	26,872,215
Zurn Elkay Water Solutions	1,572,770	35,403,053
		635,231,532
Communications Services — 0.33%
ATN International	581,102	21,808,758
		21,808,758
Consumer Discretionary — 2.76%
BJ’s Wholesale Club Holdings †	236,052	14,788,658
Hibbett	433,407	15,611,320

4

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	1,065,326	$55,876,349
Sonic Automotive Class A	458,653	19,006,580
Steven Madden	2,520,639	78,669,143
		183,952,050
Consumer Services — 3.10%
Brinker International †	743,801	27,208,241
Chuy’s Holdings †	771,588	28,425,302
Jack in the Box	348,518	30,167,718
Texas Roadhouse	848,547	91,558,221
Wendy’s	1,331,429	29,304,752
		206,664,234
Consumer Staples — 3.43%
Helen of Troy †	335,755	32,326,491
J & J Snack Foods	520,743	80,168,385
Prestige Consumer Healthcare †	1,637,809	93,731,809
YETI Holdings †	621,828	22,740,250
		228,966,935
Credit Cyclicals — 3.86%
Dana	2,900,309	37,326,977
KB Home	1,732,671	75,076,635
La-Z-Boy	1,285,885	34,358,847
Taylor Morrison Home †	2,612,575	110,851,557
		257,614,016
Energy — 5.09%
Earthstone Energy Class A †	2,391,893	28,726,635
NexTier Oilfield Solutions †	6,545,000	49,349,300
Patterson-UTI Energy	7,175,058	69,885,065
PDC Energy	1,316,349	90,327,868
Permian Resources	4,985,052	46,510,535
Southwestern Energy †	11,430,219	54,522,145
		339,321,548
Financials — 13.88%
City Holding	469,153	40,436,297
Enterprise Financial Services	667,980	27,133,348
Essent Group	1,520,289	67,151,165
First Bancorp	1,084,186	32,633,999
First Financial Bancorp	1,934,375	36,675,750
First Interstate BancSystem Class A	1,725,041	38,037,154
Focus Financial Partners Class A †	1,532,142	79,809,277

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Hamilton Lane Class A	909,110	$61,737,660
Independent Bank	682,416	30,121,842
Independent Bank Group	591,782	19,747,765
Kemper	732,620	31,707,794
NMI Holdings Class A †	2,990,665	75,215,225
Old National Bancorp	4,288,788	53,266,747
Pacific Premier Bancorp	1,591,016	29,958,831
Selective Insurance Group	1,003,659	97,083,935
SouthState	710,169	44,399,766
United Community Banks	1,638,804	37,053,358
Valley National Bancorp	4,709,907	34,759,114
WesBanco	1,563,704	37,747,814
WSFS Financial	1,543,221	51,605,310
		926,282,151
Healthcare — 18.70%
Agios Pharmaceuticals †	1,341,643	33,916,735
Amicus Therapeutics †	5,189,275	58,431,237
Apellis Pharmaceuticals †	978,224	83,980,530
Artivion †	2,283,203	34,202,381
AtriCure †	1,150,503	51,738,120
Azenta †	752,439	32,542,987
Blueprint Medicines †	1,130,898	63,918,355
CONMED	618,914	75,074,268
Halozyme Therapeutics †	1,758,348	57,023,226
Insmed †	2,549,301	48,513,198
Inspire Medical Systems †	282,880	82,739,571
Ligand Pharmaceuticals †	621,225	43,535,448
Merit Medical Systems †	1,054,210	86,866,904
NeoGenomics †	1,871,157	32,146,477
NuVasive †	968,828	36,970,477
OmniAb †	2,894,831	12,505,670
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,567	0
Omnicell †	589,212	43,259,945
Pacific Biosciences of California †	3,368,327	41,699,888
PTC Therapeutics †	1,305,823	54,805,391
Shockwave Medical †	290,242	79,842,672
Supernus Pharmaceuticals †	1,903,930	63,096,240
TransMedics Group †	955,098	69,397,421
Travere Therapeutics †	3,046,910	54,509,220

6

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Ultragenyx Pharmaceutical †	139,443	$6,882,906
		1,247,599,267
Media — 0.57%
IMAX †	2,203,226	38,203,939
		38,203,939
Real Estate Investment Trusts — 6.99%
Armada Hoffler Properties	2,924,056	32,281,578
DiamondRock Hospitality	5,347,742	41,979,775
Four Corners Property Trust	1,576,514	40,516,410
Independence Realty Trust	3,754,160	64,834,343
Kite Realty Group Trust	3,376,343	65,636,108
LXP Industrial Trust	5,035,526	52,067,339
National Storage Affiliates Trust	368,222	13,480,608
Pebblebrook Hotel Trust	2,503,638	33,949,331
Phillips Edison & Co.	1,230,921	35,709,018
Physicians Realty Trust	4,100,459	56,012,270
RPT Realty	3,209,691	29,914,320
		466,381,100
Technology — 13.91%
Box Class A †	1,647,376	46,406,582
Consensus Cloud Solutions †	501,817	18,291,230
ExlService Holdings †	556,345	83,974,714
Ichor Holdings †	1,034,511	31,345,683
Instructure Holdings †	1,474,631	36,216,937
MACOM Technology Solutions Holdings †	613,529	36,707,440
MaxLinear †	1,573,880	45,973,035
NETGEAR †	336,780	4,725,023
Progress Software	406,725	24,403,500
Q2 Holdings †	1,375,907	40,066,412
Rapid7 †	1,093,106	52,163,018
Regal Rexnord	318,502	41,370,225
Semtech †	1,629,559	35,426,613
Silicon Laboratories †	491,778	69,178,411
Sprout Social Class A †	821,891	35,596,099
SPS Commerce †	270,098	42,081,269
Varonis Systems †	1,958,101	51,458,894
Verint Systems †	1,032,018	37,028,806
WNS Holdings ADR †	771,844	59,972,279
Workiva †	369,466	35,786,477
Yelp †	1,424,522	47,721,487

7

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Ziff Davis †	889,168	$52,496,479
		928,390,613
Transportation — 3.38%
Allegiant Travel †	371,513	36,218,803
Hub Group Class A †	964,047	70,915,297
Sun Country Airlines Holdings †	2,234,526	42,009,089
Werner Enterprises	1,734,385	76,174,189
		225,317,378
Utilities — 2.24%
Black Hills	697,199	42,494,279
NorthWestern	918,979	52,005,022
Spire	853,441	55,106,685
		149,605,986
Total Common Stocks (cost $5,947,994,728)		6,570,463,451

Short-Term Investments — 1.92%
Money Market Mutual Funds — 1.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.00%)	32,091,117	32,091,117
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.98%)	32,091,116	32,091,116
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.13%)	32,091,116	32,091,116
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.00%)	32,091,116	32,091,116
Total Short-Term Investments (cost $128,364,465)		128,364,465
Total Value of Securities—100.39%
(cost $6,076,359,193)		$6,698,827,916
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities

Delaware Small Cap Core Fund	May 31, 2023 (Unaudited)

Assets:
Investments, at value*	$6,698,827,916
Receivable for fund shares sold	12,065,504
Dividends and interest receivable	9,871,942
Receivable for securities sold	7,236,495
Prepaid expenses	105,274
Other assets	52,780
Total Assets	6,728,159,911
Liabilities:
Payable for fund shares redeemed	43,134,170
Payable for securities purchased	7,086,613
Investment management fees payable to affiliates	3,650,574
Other accrued expenses	846,507
Administration expenses payable to affiliates	452,048
Distribution fees payable to affiliates	106,612
Total Liabilities	55,276,524
Total Net Assets	$6,672,883,387

Net Assets Consist of:
Paid-in capital	$6,174,066,380
Total distributable earnings (loss)	498,817,007
Total Net Assets	$6,672,883,387

9

Statement of assets and liabilities

Delaware Small Cap Core Fund

Net Asset Value

Class A:
Net assets	$256,347,970
Shares of beneficial interest outstanding, unlimited authorization, no par	10,565,317
Net asset value per share	$24.26
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$25.74

Class C:
Net assets	$81,215,421
Shares of beneficial interest outstanding, unlimited authorization, no par	3,980,862
Net asset value per share	$20.40

Class R:
Net assets	$26,228,105
Shares of beneficial interest outstanding, unlimited authorization, no par	1,134,658
Net asset value per share	$23.12

Institutional Class:
Net assets	$4,830,545,287
Shares of beneficial interest outstanding, unlimited authorization, no par	193,352,664
Net asset value per share	$24.98

Class R6:
Net assets	$1,478,546,604
Shares of beneficial interest outstanding, unlimited authorization, no par	59,096,309
Net asset value per share	$25.02

*Investments, at cost	$6,076,359,193

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations

Delaware Small Cap Core Fund	Six months ended May 31, 2023 (Unaudited)

Investment Income:
Dividends	$49,260,868

Expenses:
Management fees	22,152,553
Distribution expenses — Class A	344,179
Distribution expenses — Class C	456,024
Distribution expenses — Class R	70,933
Dividend disbursing and transfer agent fees and expenses	3,944,674
Accounting and administration expenses	505,351
Reports and statements to shareholders expenses	339,343
Legal fees	167,760
Trustees’ fees and expenses	138,750
Custodian fees	105,092
Registration fees	87,216
Audit and tax fees	15,821
Other	403,777
28,731,473
Less expenses paid indirectly	(236)
Total operating expenses	28,731,237
Net Investment Income (Loss)	20,529,631

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(34,474,295)
Net change in unrealized appreciation (depreciation) on investments	(538,311,357)
Net Realized and Unrealized Gain (Loss)	(572,785,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(552,256,021)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$20,529,631	$31,805,604
Net realized gain (loss)	(34,474,295)	183,425,714
Net change in unrealized appreciation (depreciation)	(538,311,357)	(785,793,771)
Net increase (decrease) in net assets resulting from operations	(552,256,021)	(570,562,453)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,782,778)	(19,265,935)
Class C	(3,637,758)	(9,463,365)
Class R	(992,220)	(2,863,111)
Institutional Class	(187,750,406)	(357,240,198)
Class R6	(49,448,818)	(83,096,087)
	(251,611,980)	(471,928,696)
Capital Share Transactions:
Proceeds from shares sold:
Class A	34,726,431	84,786,905
Class C	3,505,629	9,612,206
Class R	1,826,593	7,797,361
Institutional Class	724,021,850	2,089,807,031
Class R6	428,620,938	418,220,068

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,074,862	17,764,566
Class C	3,581,775	9,319,053
Class R	992,190	2,863,111
Institutional Class	156,894,836	264,151,848
Class R6	41,330,661	74,281,941
	1,404,575,765	2,978,604,090

12

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(51,530,662)	$(79,054,946)
Class C	(15,139,530)	(31,092,812)
Class R	(7,523,625)	(14,542,161)
Institutional Class	(906,618,596)	(1,835,591,261)
Class R6	(218,595,146)	(261,945,901)
	(1,199,407,559)	(2,222,227,081)
Increase in net assets derived from capital share transactions	205,168,206	756,377,009
Net Decrease in Net Assets	(598,699,795)	(286,114,140)

Net Assets:
Beginning of period	7,271,583,182	7,557,697,322
End of period	$6,672,883,387	$7,271,583,182

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$27.21	$31.14	$24.79	$23.20	$23.91	$25.74

0.04	0.05	(0.02)	0.02	0.03	0.05
(2.09)	(2.05)	6.56	1.99	1.25	0.04
(2.05)	(2.00)	6.54	2.01	1.28	0.09

(0.06)	—	—	(0.04)	(0.02)	—
(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)
(0.90)	(1.93)	(0.19)	(0.42)	(1.99)	(1.92)

$24.26	$27.21	$31.14	$24.79	$23.20	$23.91

(7.56)%	(6.87)%	26.50%	8.81%	7.79%	0.44%

$256,348	$295,128	$312,223	$264,888	$279,872	$288,721
1.06%	1.05%	1.06%	1.10%	1.10%	1.12%
0.33%	0.20%	(0.06)%	0.09%	0.15%	0.19%
8%	23%	24%	37%	34%	38%

15

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$23.05	$26.86	$21.57	$20.35	$21.38	$23.38

(0.04)	(0.13)	(0.21)	(0.12)	(0.11)	(0.13)
(1.77)	(1.75)	5.69	1.72	1.05	0.05
(1.81)	(1.88)	5.48	1.60	0.94	(0.08)

(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)
(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)

$20.40	$23.05	$26.86	$21.57	$20.35	$21.38

(7.91)%	(7.57)%	25.54%	8.00%	6.99%	(0.31)%

$81,215	$100,445	$132,294	$117,251	$139,808	$168,400
1.81%	1.80%	1.81%	1.85%	1.85%	1.87%
(0.42)%	(0.55)%	(0.81)%	(0.66)%	(0.60)%	(0.56)%
8%	23%	24%	37%	34%	38%

17

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$25.93	$29.84	$23.82	$22.33	$23.12	$25.01

0.01	(0.01)	(0.09)	(0.03)	(0.02)	(0.02)
(1.98)	(1.97)	6.30	1.90	1.20	0.05
(1.97)	(1.98)	6.21	1.87	1.18	0.03

(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)
(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)

$23.12	$25.93	$29.84	$23.82	$22.33	$23.12

(7.64)%	(7.12)%	26.19%	8.51%	7.55%	0.19%

$26,228	$34,289	$44,366	$36,065	$27,631	$28,138
1.31%	1.30%	1.31%	1.35%	1.35%	1.37%
0.08%	(0.05)%	(0.31)%	(0.16)%	(0.10)%	(0.06)%
8%	23%	24%	37%	34%	38%

19

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$28.02	$32.00	$25.46	$23.81	$24.50	$26.29

0.08	0.13	0.06	0.07	0.09	0.11
(2.15)	(2.12)	6.72	2.06	1.28	0.05
(2.07)	(1.99)	6.78	2.13	1.37	0.16

(0.13)	(0.06)	(0.05)	(0.10)	(0.09)	(0.03)
(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)
(0.97)	(1.99)	(0.24)	(0.48)	(2.06)	(1.95)

$24.98	$28.02	$32.00	$25.46	$23.81	$24.50

(7.44)%	(6.65)%	26.80%	9.09%	8.06%	0.69%

$4,830,545	$5,455,486	$5,743,601	$4,632,204	$3,888,603	$3,451,251
0.81%	0.80%	0.81%	0.85%	0.85%	0.87%
0.58%	0.45%	0.19%	0.34%	0.40%	0.44%
8%	23%	24%	37%	34%	38%

21

Financial highlights

Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$28.08	$32.06	$25.51	$23.85	$24.54	$26.32

0.09	0.16	0.10	0.10	0.12	0.15
(2.15)	(2.11)	6.72	2.06	1.28	0.05
(2.06)	(1.95)	6.82	2.16	1.40	0.20

(0.16)	(0.10)	(0.08)	(0.12)	(0.12)	(0.06)
(0.84)	(1.93)	(0.19)	(0.38)	(1.97)	(1.92)
(1.00)	(2.03)	(0.27)	(0.50)	(2.09)	(1.98)

$25.02	$28.08	$32.06	$25.51	$23.85	$24.54

(7.38)%	(6.52)%	26.92%	9.24%	8.20%	0.86%

$1,478,547	$1,386,235	$1,325,213	$894,120	$677,315	$413,332
0.70%	0.69%	0.69%	0.71%	0.72%	0.74%
0.70%	0.57%	0.31%	0.48%	0.53%	0.57%
8%	23%	24%	37%	34%	38%

23

Notes to financial statements

Delaware Small Cap Core Fund	May 31, 2023 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment

24

company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2023, and for all open tax years (years ended November 30, 2019–November 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than

25

Notes to financial statements

Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

$1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) (the “Affiliated Sub-Advisor”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisor serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2023, the Fund paid $105,221 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2023, the Fund paid $1,661,932 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are

26

also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% fee, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2023, the Fund paid $54,920 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2023, DDLP earned $9,586 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2023, DDLP received gross CDSC commissions of $2,163 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended May 31, 2023 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in Rule 17a-7 securities purchases and sales of $2,937,639 and $7,788,312, respectively, resulting in gains of $274,265.

27

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments

For the six months ended May 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$602,393,133
Sales	571,717,997

At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$6,076,359,193
Aggregate unrealized appreciation of investments	$1,363,616,987
Aggregate unrealized depreciation of investments	(741,148,264)
Net unrealized appreciation of investments	$622,468,723

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

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Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2023:

	Level 1	Level 3		Total
Securities
Assets:
Common Stocks
Basic Materials	$471,361,239	$—		$471,361,239
Business Services	243,762,705	—		243,762,705
Capital Goods	635,231,532	—		635,231,532
Communications Services	21,808,758	—		21,808,758
Consumer Discretionary	183,952,050	—		183,952,050
Consumer Services	206,664,234	—		206,664,234
Consumer Staples	228,966,935	—		228,966,935
Credit Cyclicals	257,614,016	—		257,614,016
Energy	339,321,548	—		339,321,548
Financials	926,282,151	—		926,282,151
Healthcare	1,247,599,267	—	[1]	1,247,599,267
Media	38,203,939	—		38,203,939
Real Estate Investment Trusts	466,381,100	—		466,381,100
Technology	928,390,613	—		928,390,613
Transportation	225,317,378	—		225,317,378
Utilities	149,605,986	—		149,605,986
Short-Term Investments	128,364,465	—		128,364,465
Total Value of Securities	$6,698,827,916	$—		$6,698,827,916

1The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the six months ended May 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

29

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/23	11/30/22
Shares sold:
Class A	1,369,300	3,137,218
Class C	162,450	411,294
Class R	75,591	298,520
Institutional Class	27,620,902	74,276,643
Class R6	16,611,095	15,017,046

Shares issued upon reinvestment of dividends and distributions:
Class A	368,897	606,921
Class C	172,616	373,209
Class R	42,293	102,400
Institutional Class	6,201,377	8,784,564
Class R6	1,632,333	2,468,659
	54,256,854	105,476,474

Shares redeemed:
Class A	(2,018,358)	(2,923,940)
Class C	(711,940)	(1,351,858)
Class R	(305,421)	(565,527)
Institutional Class	(35,138,585)	(67,857,366)
Class R6	(8,513,583)	(9,448,694)
	(46,687,887)	(82,147,385)
Net increase	7,568,967	23,329,089

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2023 and the year ended November 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions					Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/23	210,958	9,410	8,267,780	1,764	15,356	75,416	221,677	8,192,785	$213,893,605
Year ended
11/30/22	17,490	9,627	14,309	—	7,216	18,465	23,670	4,873	1,304,639

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of May 31, 2023, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must

31

Notes to financial statements

Delaware Small Cap Core Fund

6. Securities Lending (continued)

return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At the six months ended May 31, 2023, the Fund had no securities out on loan.

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7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2023. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

33

Notes to financial statements

Delaware Small Cap Core Fund

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

34

Other Fund information (Unaudited)

Delaware Small Cap Core Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

35

Other Fund information (Unaudited)

Delaware Small Cap Core Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Semiannual report

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of May 31,2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

©2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

The investment objective of the Fund is to seek capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2022 to May 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period 12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$ 872.90	1.11%	$5.18
Class C	1,000.00	869.60	1.86%	8.67
Class R	1,000.00	871.80	1.36%	6.35
Institutional Class	1,000.00	874.00	0.86%	4.02
Class R6	1,000.00	874.60	0.72%	3.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Class C	1,000.00	1,015.66	1.86%	9.35
Class R	1,000.00	1,018.15	1.36%	6.84
Institutional Class	1,000.00	1,020.64	0.86%	4.33
Class R6	1,000.00	1,021.34	0.72%	3.63

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Small Cap Value Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.33%
Basic Industry	7.60%
Consumer Discretionary	12.55%
Consumer Staples	3.69%
Energy	6.22%
Financial Services	22.83%
Healthcare	4.62%
Industrials	13.42%
Real Estate Investment Trusts	8.25%
Technology	12.43%
Transportation	2.73%
Utilities	3.99%
Short-Term Investments	1.66%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
MasTec	2.28%
Hancock Whitney	1.85%
Atkore	1.84%
Webster Financial	1.77%
FNB	1.71%
Stifel Financial	1.65%
ITT	1.58%
Flex	1.54%
Valley National Bancorp	1.37%
Power Integrations	1.36%

3

Schedule of investments

Delaware Small Cap Value Fund	May 31, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 98.33% ♦
Basic Industry — 7.60%
Ashland	400,300	$33,977,464
Avient	1,247,950	45,550,175
Berry Global Group	1,132,560	64,793,758
HB Fuller	970,750	61,099,005
Huntsman	1,749,600	41,553,000
Louisiana-Pacific	1,014,950	59,394,874
Ryerson Holding	737,350	25,062,527
Summit Materials Class A †	1,420,026	44,915,422
		376,346,225
Consumer Discretionary — 12.55%
Acushnet Holdings	970,100	43,421,676
Adient †	1,369,800	46,148,562
Barnes Group	1,339,000	52,689,650
Choice Hotels International	335,000	38,019,150
Columbia Sportswear	614,000	45,331,620
Cracker Barrel Old Country Store	315,850	30,959,617
Group 1 Automotive	233,400	52,167,234
KB Home	1,162,100	50,353,793
Meritage Homes	542,100	62,520,393
Oxford Industries	219,300	21,916,842
Steven Madden	1,314,825	41,035,688
TEGNA	2,356,400	36,500,636
Texas Roadhouse	403,050	43,489,095
UniFirst	334,800	57,287,628
		621,841,584
Consumer Staples — 3.69%
Flowers Foods	1,412,700	35,289,246
Hostess Brands †	1,849,300	46,010,584
J & J Snack Foods	414,300	63,781,485
Performance Food Group †	683,122	37,769,815
		182,851,130
Energy — 6.22%
CNX Resources †	2,376,400	36,715,380
Liberty Energy	3,598,500	42,246,390
Magnolia Oil & Gas Class A	3,119,900	60,307,667
Matador Resources	908,850	39,962,135
Murphy Oil	1,645,900	57,277,320
Patterson-UTI Energy	3,544,500	34,523,430
PBF Energy Class A	1,003,200	36,927,792
		307,960,114

4

	Number of shares	Value (US $)
Common Stocks ♦ (continued)
Financial Services — 22.83%
American Equity Investment Life Holding	1,211,650	$47,799,593
Assurant	447,700	53,719,523
Axis Capital Holdings	949,200	49,263,480
Bank of NT Butterfield & Son	1,050,600	26,338,542
Bread Financial Holdings	867,200	24,437,696
Columbia Banking System	2,748,161	55,045,665
East West Bancorp	1,262,873	60,428,473
Essent Group	1,173,600	51,837,912
First Financial Bancorp	2,209,200	41,886,432
First Interstate BancSystem Class A	1,373,122	30,277,340
FNB	7,701,150	84,635,638
Hancock Whitney	2,515,200	91,880,256
Hanover Insurance Group	438,503	48,875,544
Hope Bancorp	3,450,940	27,676,539
Sandy Spring Bancorp	849,100	17,780,154
Selective Insurance Group	564,292	54,583,965
Stewart Information Services	863,300	38,710,372
Stifel Financial	1,466,800	81,510,076
Synovus Financial	1,939,950	52,553,246
Valley National Bancorp	9,199,100	67,889,358
Washington Federal	1,380,100	35,896,401
Webster Financial	2,473,810	87,943,945
		1,130,970,150
Healthcare — 4.62%
Avanos Medical †	1,415,421	34,677,814
Integer Holdings †	668,500	54,723,410
Integra LifeSciences Holdings †	1,178,200	44,712,690
NuVasive †	606,262	23,134,958
Prestige Consumer Healthcare †	769,100	44,015,593
Service Corp. International	430,500	27,384,105
		228,648,570
Industrials — 13.42%
Atkore †	780,700	91,162,339
CACI International Class A †	193,100	57,779,382
H&E Equipment Services	1,068,700	38,430,452
ITT	1,027,930	78,287,149
KBR	1,137,372	67,127,695
MasTec †	1,113,179	112,831,823
Regal Rexnord	333,739	43,349,359
Terex	869,050	40,297,849

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (US $)
Common Stocks ♦ (continued)
Industrials (continued)
Timken	573,550	$41,037,502
WESCO International	314,100	43,151,058
Zurn Elkay Water Solutions	2,288,300	51,509,633
		664,964,241
Real Estate Investment Trusts — 8.25%
Apple Hospitality REIT	3,239,700	47,072,841
Independence Realty Trust	3,424,090	59,134,034
Kite Realty Group Trust	2,474,414	48,102,608
LXP Industrial Trust	5,686,900	58,802,546
National Health Investors	762,850	39,752,114
Outfront Media	2,960,400	42,392,928
RPT Realty	2,525,689	23,539,422
Spirit Realty Capital	1,289,550	50,369,823
Tricon Residential	4,873,500	39,231,675
		408,397,991
Technology — 12.43%
Belden	677,500	59,274,475
Cirrus Logic †	646,600	50,227,888
Concentrix	340,900	29,896,930
Diodes †	687,700	61,782,968
Flex †	3,000,010	76,170,254
Leonardo DRS †	2,311,200	34,899,120
NCR †	1,053,558	24,969,325
NetScout Systems †	1,378,606	42,075,055
Power Integrations	779,600	67,357,440
TD SYNNEX	395,300	35,331,914
TTM Technologies †	3,825,602	52,410,747
Viavi Solutions †	3,295,400	32,426,736
Vishay Intertechnology	1,902,700	49,051,606
		615,874,458
Transportation — 2.73%
Kirby †	555,100	39,722,956
Saia †	105,750	30,049,920
Werner Enterprises	1,494,400	65,634,048
		135,406,924
Utilities — 3.99%
ALLETE	897,100	53,440,247
Black Hills	1,042,290	63,527,576
OGE Energy	1,212,400	42,773,472

6

	Number of
	shares	Value (US $)
Common Stocks ♦ (continued)
Utilities (continued)
Southwest Gas Holdings	645,800	$37,798,674
		197,539,969
Total Common Stocks (cost $3,868,381,415)		4,870,801,356

Short-Term Investments — 1.66%
Money Market Mutual Funds — 1.66%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.00%)	20,617,175	20,617,175
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 4.98%)	20,617,175	20,617,175
Goldman Sachs Financial Square Government Fund - Institutional Shares (seven-day effective yield 5.13%)	20,617,175	20,617,175
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class (seven-day effective yield 5.00%)	20,617,174	20,617,174
Total Short-Term Investments (cost $82,468,699)		82,468,699
Total Value of Securities—99.99% (cost $3,950,850,114)		$4,953,270,055

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware Small Cap Value Fund	May 31, 2023 (Unaudited)

Assets:
Investments, at value*	$4,953,270,055
Receivable for securities sold	10,733,247
Dividends and interest receivable	8,558,647
Receivable for fund shares sold	4,002,751
Prepaid expenses	94,818
Foreign tax reclaims receivable	30,312
Other assets	47,973
Total Assets	4,976,737,803
Liabilities:
Payable for securities purchased	8,840,294
Payable for fund shares redeemed	8,126,528
Other accrued expenses	2,857,694
Investment management fees payable to affiliates	2,759,577
Administration expenses payable to affiliates	356,519
Distribution fees payable to affiliates	149,612
Total Liabilities	23,090,224
Total Net Assets	$4,953,647,579

Net Assets Consist of:
Paid-in capital	$3,642,349,340
Total distributable earnings (loss)	1,311,298,239
Total Net Assets	$4,953,647,579

8

Net Asset Value

Class A:
Net assets	$716,966,838
Shares of beneficial interest outstanding, unlimited authorization, no par	12,019,928
Net asset value per share	$59.65
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$63.29

Class C:
Net assets	$28,938,552
Shares of beneficial interest outstanding, unlimited authorization, no par	618,186
Net asset value per share	$46.81

Class R:
Net assets	$35,340,154
Shares of beneficial interest outstanding, unlimited authorization, no par	614,879
Net asset value per share	$57.47

Institutional Class:
Net assets	$2,910,894,130
Shares of beneficial interest outstanding, unlimited authorization, no par	45,661,816
Net asset value per share	$63.75

Class R6:
Net assets	$1,261,507,905
Shares of beneficial interest outstanding, unlimited authorization, no par	19,744,181
Net asset value per share	$63.89

*Investments, at cost	$3,950,850,114

9

Statement of operations

Delaware Small Cap Value Fund	Six months ended May 31, 2023 (Unaudited)
Investment Income:
Dividends	$54,865,753
Foreign tax withheld	(78,483)
54,787,270
Expenses:
Management fees	18,160,965
Distribution expenses — Class A	1,014,135
Distribution expenses — Class C	172,720
Distribution expenses — Class R	101,707
Dividend disbursing and transfer agent fees and expenses	3,974,207
Accounting and administration expenses	398,150
Reports and statements to shareholders expenses	392,769
Trustees’ fees and expenses	157,212
Legal fees	144,750
Custodian fees	83,161
Audit and tax fees	16,174
Registration fees	2,644
Other	369,911
24,988,505
Less expenses paid indirectly	(432)
Total operating expenses	24,988,073
Net Investment Income (Loss)	29,799,197

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	305,699,603
Net change in unrealized appreciation (depreciation) on investments	(1,110,287,275)
Net Realized and Unrealized Gain (Loss)	(804,587,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(774,788,475)

10

Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months ended 5/31/23	Year ended
	(Unaudited)	11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$29,799,197	$57,565,767
Net realized gain (loss)	305,699,603	197,937,802
Net change in unrealized appreciation (depreciation)	(1,110,287,275)	(312,047,509)
Net increase (decrease) in net assets resulting from operations	(774,788,475)	(56,543,940)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(35,039,596)	(45,458,396)
Class C	(1,634,204)	(2,658,184)
Class R	(1,676,683)	(2,387,422)
Institutional Class	(149,773,304)	(174,740,155)
Class R6	(62,711,912)	(72,885,947)
	(250,835,699)	(298,130,104)
Capital Share Transactions:
Proceeds from shares sold:
Class A	43,850,575	115,735,281
Class C	1,383,141	5,387,882
Class R	2,975,446	8,181,846
Institutional Class	322,984,287	873,821,014
Class R6	196,167,994	435,711,124

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	34,729,377	45,074,335
Class C	1,628,375	2,654,661
Class R	1,676,683	2,387,422
Institutional Class	141,879,441	165,309,317
Class R6	59,670,927	71,157,932
	806,946,246	1,725,420,814

11

Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months ended 5/31/23	Year ended
	(Unaudited)	11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(114,742,974)	$(224,410,436)
Class C	(7,055,355)	(15,832,017)
Class R	(6,043,089)	(17,922,778)
Institutional Class	(772,688,043)	(949,611,398)
Class R6	(288,259,202)	(485,353,212)
	(1,188,788,663)	(1,693,129,841)
Increase (decrease) in net assets derived from capital share transactions	(381,842,417)	32,290,973
Net Decrease in Net Assets	(1,407,466,591)	(322,383,071)

Net Assets:
Beginning of period	6,361,114,170	6,683,497,241
End of period	$4,953,647,579	$6,361,114,170

See accompanying notes, which are an integral part of the financial statements.

12

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

13

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$71.35	$75.49	$55.68	$61.58	$61.81	$67.13

0.26	0.47	0.28	0.39	0.52	0.37
(9.16)	(1.23)	19.94	(3.67)	3.63	(4.81)
(8.90)	(0.76)	20.22	(3.28)	4.15	(4.44)

(0.49)	(0.28)	(0.41)	(0.58)	(0.42)	(0.27)
(2.31)	(3.10)	—	(2.04)	(3.96)	(0.61)
(2.80)	(3.38)	(0.41)	(2.62)	(4.38)	(0.88)

$59.65	$71.35	$75.49	$55.68	$61.58	$61.81

(12.71)%	(1.10)%	36.52%	(5.70)%	8.69%	(6.70)%

$716,967	$896,355	$1,016,518	$551,442	$637,146	$733,864
1.11%	1.11%	1.11%	1.14%	1.15%	1.15%
0.80%	0.67%	0.38%	0.80%	0.90%	0.56%
17%	19%	14%	23%	18%	18%

14

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

15

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$56.36	$60.49	$44.71	$49.95	$50.96	$55.65

0.01	(0.05)	(0.21)	0.02	0.07	(0.10)
(7.21)	(0.98)	16.06	(3.00)	2.88	(3.98)
(7.20)	(1.03)	15.85	(2.98)	2.95	(4.08)

(0.04)	—	(0.07)	(0.22)	—	—
(2.31)	(3.10)	—	(2.04)	(3.96)	(0.61)
(2.35)	(3.10)	(0.07)	(2.26)	(3.96)	(0.61)

$46.81	$56.36	$60.49	$44.71	$49.95	$50.96

(13.04)%	(1.84)%	35.48%	(6.38)%	7.88%	(7.41)%

$28,939	$39,409	$51,078	$46,463	$69,109	$74,828
1.86%	1.86%	1.86%	1.89%	1.90%	1.90%
0.05%	(0.08)%	(0.37)%	0.05%	0.15%	(0.19)%
17%	19%	14%	23%	18%	18%

16

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

17

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$68.74	$72.83	$53.74	$59.52	$59.86	$65.05

0.17	0.28	0.09	0.26	0.36	0.20
(8.82)	(1.20)	19.28	(3.56)	3.52	(4.66)
(8.65)	(0.92)	19.37	(3.30)	3.88	(4.46)

(0.31)	(0.07)	(0.28)	(0.44)	(0.26)	(0.12)
(2.31)	(3.10)	—	(2.04)	(3.96)	(0.61)
(2.62)	(3.17)	(0.28)	(2.48)	(4.22)	(0.73)

$57.47	$68.74	$72.83	$53.74	$59.52	$59.86

(12.82)%	(1.34)%	36.18%	(5.92)%	8.42%	(6.92)%

$35,340	$43,983	$54,481	$43,823	$55,697	$62,791
1.36%	1.36%	1.36%	1.39%	1.40%	1.40%
0.55%	0.42%	0.13%	0.55%	0.65%	0.31%
17%	19%	14%	23%	18%	18%

18

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

19

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$76.15	$80.31	$59.19	$65.28	$65.29	$70.83

0.36	0.68	0.48	0.55	0.70	0.57
(9.77)	(1.30)	21.18	(3.86)	3.86	(5.08)
(9.41)	(0.62)	21.66	(3.31)	4.56	(4.51)

(0.68)	(0.44)	(0.54)	(0.74)	(0.61)	(0.42)
(2.31)	(3.10)	—	(2.04)	(3.96)	(0.61)
(2.99)	(3.54)	(0.54)	(2.78)	(4.57)	(1.03)

$63.75	$76.15	$80.31	$59.19	$65.28	$65.29

(12.60)%	(0.85)%	36.84%	(5.43)%	8.95%	(6.46)%

$2,910,894	$3,833,425	$3,958,855	$3,115,293	$2,955,897	$2,731,344
0.86%	0.86%	0.86%	0.89%	0.90%	0.90%
1.05%	0.92%	0.63%	1.05%	1.15%	0.81%
17%	19%	14%	23%	18%	18%

20

Financial highlights

Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

21

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$76.38	$80.53	$59.32	$65.41	$65.41	$70.95

0.42	0.81	0.61	0.64	0.81	0.69
(9.81)	(1.31)	21.21	(3.85)	3.85	(5.08)
(9.39)	(0.50)	21.82	(3.21)	4.66	(4.39)

(0.79)	(0.55)	(0.61)	(0.84)	(0.70)	(0.54)
(2.31)	(3.10)	—	(2.04)	(3.96)	(0.61)
(3.10)	(3.65)	(0.61)	(2.88)	(4.66)	(1.15)

$63.89	$76.38	$80.53	$59.32	$65.41	$65.41

(12.54)%	(0.69)%	37.08%	(5.28)%	9.14%	(6.29)%

$1,261,508	$1,547,942	$1,602,565	$928,618	$605,623	$394,064
0.72%	0.70%	0.69%	0.72%	0.72%	0.72%
1.21%	1.08%	0.80%	1.22%	1.33%	0.99%
17%	19%	14%	23%	18%	18%

22

Notes to financial statements

Delaware Small Cap Value Fund	May 31, 2023 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated

23

investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2023, and for all open tax years (years ended November 30, 2019—November 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments

24

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) (the “Affiliated Sub-Advisor”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisor serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2023, the Fund paid $87,972 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

25

$20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2023, the Fund paid $2,806,163 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Class R6 and Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2023, the Fund paid $47,576 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2023, DDLP earned $18,990 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2023, DDLP received gross CDSC commissions of $15 and $919 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended May 31, 2023, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated

26

Notes to financial statements

Delaware Small Cap Value Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in Rule 17a-7 securities sales of $20,110,761, resulting in losses of $191,415.

3. Investments

For the six months ended May 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$932,959,542
Sales	1,448,647,153

At May 31,2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,950,850,114
Aggregate unrealized appreciation of investments	$1,258,162,783
Aggregate unrealized depreciation of investments	(255,742,842)
Net unrealized appreciation of investments	$1,002,419,941

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

27

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2023:

Level 1
Securities
Assets:
Common Stocks	$4,870,801,356
Short-Term Investments	82,468,699
Total Value of Securities	$4,953,270,055

During the six months ended May 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the year ended May 31, 2023, there were no Level 3 investments.

28

Notes to financial statements

Delaware Small Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/23	Year ended 11/30/22
Shares sold:
Class A	676,537	1,641,008
Class C	26,727	93,505
Class R	47,368	119,924
Institutional Class	4,636,665	11,590,777
Class R6	2,819,614	5,858,329

Shares issued upon reinvestment of dividends and distributions:
Class A	546,317	618,304
Class C	32,528	45,770
Class R	27,343	33,912
Institutional Class	2,090,767	2,129,726
Class R6	877,901	915,332
	11,781,767	23,046,587

Shares redeemed:
Class A	(1,766,317)	(3,161,057)
Class C	(140,302)	(284,423)
Class R	(99,646)	(262,075)
Institutional Class	(11,406,944)	(12,672,743)
Class R6	(4,218,696)	(6,407,440)
	(17,631,905)	(22,787,738)
Net increase (decrease)	(5,850,138)	258,849

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2023 and the year ended November 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional				Institutional
	Class A	Class C	Class	Class R6	Class A	Class C	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/23	398,229	89,967	—	6,079	5,248	337,727	124,518	—	$33,937,076
Year ended
11/30/22	49,645	2,376	156,367	—	2,071	—	46,540	155,881	15,408,687

29

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of May 31, 2023, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational

30

Notes to financial statements

Delaware Small Cap Value Fund

6. Securities Lending (continued)

organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At the six months ended May 31, 2023, the Fund had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact, and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

31

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2023. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2023, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

32

Notes to financial statements

Delaware Small Cap Value Fund

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information (Unaudited)

Delaware Small Cap Value Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

34

Other Fund information (Unaudited)

Delaware Small Cap Value Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4.  Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Investments

(a)          Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)          Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)  (1)  Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2023